LVIP Dimensional International Core Equity Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.74%
Australia–6.30%
†29Metals Ltd.	44,703	$19,976
A2B Australia Ltd.	7,280	7,630
Accent Group Ltd.	23,197	29,232
Adairs Ltd.	14,923	13,481
†Adbri Ltd.	25,861	33,753
AGL Energy Ltd.	22,177	152,996
†Ainsworth Game Technology Ltd.	6,705	4,354
†Alkane Resources Ltd.	24,815	9,732
†Alliance Aviation Services Ltd.	9,515	19,882
†Allkem Ltd.	14,245	107,708
ALS Ltd.	21,919	161,645
Altium Ltd.	3,169	88,041
†Alumina Ltd.	122,405	75,159
†Alumina Ltd. ADR	1,700	4,055
†AMA Group Ltd.	69,257	1,870
AMP Ltd.	271,448	219,032
Ampol Ltd.	13,830	300,550
Ansell Ltd.	9,386	133,549
ANZ Group Holdings Ltd.	40,571	669,344
APA Group	21,949	117,130
†Appen Ltd.	4,956	3,951
ARB Corp. Ltd.	3,827	76,967
†Ardent Leisure Group Ltd.	56,288	17,009
Aristocrat Leisure Ltd.	13,987	367,362
ARN Media Ltd.	22,200	11,847
ASX Ltd.	1,992	73,157
Atlas Arteria Ltd.	37,105	131,927
AUB Group Ltd.	4,579	85,790
†Aurelia Metals Ltd.	90,985	5,206
Aurizon Holdings Ltd.	113,427	254,518
Austal Ltd.	23,948	28,947
†Australian Agricultural Co. Ltd.	17,102	14,184
Australian Ethical Investment Ltd.	7,408	20,624
Auswide Bank Ltd.	2,657	8,935
Baby Bunting Group Ltd.	5,130	6,992
Bank of Queensland Ltd.	39,968	147,503
Bapcor Ltd.	29,215	127,730
Beach Energy Ltd.	151,652	159,908
Bega Cheese Ltd.	21,396	34,667
Bell Financial Group Ltd.	20,472	12,833
Bendigo & Adelaide Bank Ltd.	36,945	212,121
BHP Group Ltd.	53,983	1,536,612
BHP Group Ltd. ADR	32,090	1,825,279
BlueScope Steel Ltd.	32,639	407,953
†Boral Ltd.	24,103	68,962
†Boss Energy Ltd.	5,216	16,265
Brambles Ltd.	39,140	360,364
†Bravura Solutions Ltd.	17,986	8,615
Breville Group Ltd.	4,589	64,911
Brickworks Ltd.	6,412	102,941
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
=†BWX Ltd.	3,186	$307
Capitol Health Ltd.	68,459	9,243
†Capricorn Metals Ltd.	9,310	24,662
Carsales.com Ltd.	5,352	96,143
Cedar Woods Properties Ltd.	3,769	11,026
Challenger Ltd.	36,923	152,408
Champion Iron Ltd.	23,585	95,533
†City Chic Collective Ltd.	7,495	1,831
Cleanaway Waste Management Ltd.	101,049	157,876
Clinuvel Pharmaceuticals Ltd.	1,998	18,897
Cochlear Ltd.	1,001	164,322
Codan Ltd.	8,979	45,607
†Cogstate Ltd.	4,311	4,227
Coles Group Ltd.	30,042	300,549
Collins Foods Ltd.	10,696	65,813
Commonwealth Bank of Australia	16,292	1,047,180
Computershare Ltd.	12,854	214,546
†Cooper Energy Ltd.	131,415	10,139
Corporate Travel Management Ltd.	6,019	65,208
Costa Group Holdings Ltd.	33,732	67,883
CSL Ltd.	2,106	339,596
CSR Ltd.	42,583	154,690
Data#3 Ltd.	9,337	42,503
=†De Grey Mining Ltd.	23,671	16,969
Dicker Data Ltd.	4,196	26,088
Domain Holdings Australia Ltd.	13,033	33,518
Domino's Pizza Enterprises Ltd.	2,596	88,763
Downer EDI Ltd.	54,415	144,143
Eagers Automotive Ltd.	9,563	85,649
Elanor Investor Group	7,930	7,801
Elders Ltd.	10,004	37,177
†Electro Optic Systems Holdings Ltd.	7,789	4,908
Emeco Holdings Ltd.	23,831	9,653
†Emerald Resources NL	9,322	16,183
Endeavour Group Ltd.	31,591	107,041
=†Energy World Corp. Ltd.	57,823	967
Enero Group Ltd.	5,128	5,275
EQT Holdings Ltd.	1,701	30,579
Estia Health Ltd.	23,316	45,723
Euroz Hartleys Group Ltd.	6,413	3,958
Evolution Mining Ltd.	101,258	214,192
EVT Ltd.	9,381	66,347
†FleetPartners Group Ltd.	23,440	41,294
Fleetwood Ltd.	8,185	9,946
Flight Centre Travel Group Ltd.	4,175	52,022
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Fortescue Metals Group Ltd.	40,394	$543,320
G8 Education Ltd.	76,969	52,704
†Genesis Minerals Ltd.	15,717	13,996
Gold Road Resources Ltd.	52,661	54,851
GR Engineering Services Ltd.	8,627	12,147
GrainCorp Ltd. Class A	19,403	88,075
Grange Resources Ltd.	19,800	6,047
GUD Holdings Ltd.	9,790	74,086
GWA Group Ltd.	14,929	17,709
Hansen Technologies Ltd.	12,748	43,359
Harvey Norman Holdings Ltd.	43,731	108,812
†Healius Ltd.	45,358	67,075
Helia Group Ltd.	31,524	70,737
HUB24 Ltd.	2,110	44,090
IDP Education Ltd.	5,313	73,034
IGO Ltd.	18,790	152,946
Iluka Resources Ltd.	26,111	128,932
Imdex Ltd.	44,759	44,749
†Immutep Ltd. ADR	4,950	9,405
Incitec Pivot Ltd.	128,004	258,423
Infomedia Ltd.	19,919	20,235
Inghams Group Ltd.	35,938	76,713
Insignia Financial Ltd.	52,963	82,407
Insurance Australia Group Ltd.	54,614	199,448
Integral Diagnostics Ltd.	13,026	24,036
†Integrated Research Ltd.	6,964	1,478
InvoCare Ltd.	6,557	53,077
IPH Ltd.	10,191	48,487
IRESS Ltd.	8,744	32,720
IVE Group Ltd.	13,275	16,516
JB Hi-Fi Ltd.	7,657	223,606
Johns Lyng Group Ltd.	9,912	41,615
Jupiter Mines Ltd.	61,368	7,694
†Karoon Energy Ltd.	41,244	70,007
Kelsian Group Ltd.	10,962	40,385
†Kogan.com Ltd.	2,826	9,557
Lendlease Corp. Ltd.	18,335	84,641
Lifestyle Communities Ltd.	4,358	45,392
Link Administration Holdings Ltd.	43,066	38,211
Lottery Corp. Ltd.	52,826	160,312
Lovisa Holdings Ltd.	4,119	51,218
Lycopodium Ltd.	1,603	9,492
†Lynas Rare Earths Ltd.	48,226	210,537
MA Financial Group Ltd.	1,772	5,423
Macmahon Holdings Ltd.	102,720	11,227
Macquarie Group Ltd.	3,463	373,457
Magellan Financial Group Ltd.	8,701	51,580
Mayne Pharma Group Ltd.	10,321	21,567
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
McMillan Shakespeare Ltd.	6,278	$65,027
McPherson's Ltd.	9,847	2,722
Medibank Pvt Ltd.	74,239	164,198
†Mesoblast Ltd.	26,848	6,732
†Metals X Ltd.	32,061	6,184
Metcash Ltd.	65,643	159,536
Michael Hill International Ltd.	14,556	8,329
Mineral Resources Ltd.	6,322	274,898
†MMA Offshore Ltd.	44,718	39,965
Monadelphous Group Ltd.	7,774	70,626
Monash IVF Group Ltd.	25,246	20,452
†Mount Gibson Iron Ltd.	40,070	11,336
Myer Holdings Ltd.	88,520	32,441
MyState Ltd.	7,431	14,763
†Nanosonics Ltd.	3,177	8,620
National Australia Bank Ltd.	47,300	884,063
Netwealth Group Ltd.	8,892	86,328
New Hope Corp. Ltd.	41,944	171,246
Newcrest Mining Ltd.	24,757	390,392
†NEXTDC Ltd.	12,299	97,976
NIB Holdings Ltd.	30,812	147,193
Nick Scali Ltd.	4,073	29,016
Nickel Industries Ltd.	59,350	28,619
Nine Entertainment Co. Holdings Ltd.	114,713	151,197
Northern Star Resources Ltd.	30,371	204,253
†Novonix Ltd.	3,323	1,763
NRW Holdings Ltd.	46,732	81,426
Nufarm Ltd.	33,137	101,201
Objective Corp. Ltd.	662	4,554
†OFX Group Ltd.	15,689	17,552
OM Holdings Ltd.	23,197	6,861
†Omni Bridgeway Ltd.	13,858	16,038
oOh!media Ltd.	48,209	43,859
Orica Ltd.	22,486	225,390
Origin Energy Ltd.	42,203	238,240
Orora Ltd.	90,756	160,467
†Pact Group Holdings Ltd.	10,178	4,548
†Paladin Energy Ltd.	39,488	27,928
Peet Ltd.	38,309	29,803
PeopleIN Ltd.	6,519	7,482
†Perenti Ltd.	58,945	40,931
Perpetual Ltd.	6,333	85,304
Perseus Mining Ltd.	114,449	121,047
†PEXA Group Ltd.	6,267	46,015
Pilbara Minerals Ltd.	60,817	168,140
Pinnacle Investment Management Group Ltd.	830	4,803
Platinum Asset Management Ltd.	34,940	29,204
PointsBet Holdings Ltd.	17,900	9,034
LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Praemium Ltd.	19,514	$7,465
Premier Investments Ltd.	5,944	95,542
Pro Medicus Ltd.	2,911	156,075
Propel Funeral Partners Ltd.	3,978	10,998
PSC Insurance Group Ltd.	3,430	10,740
PWR Holdings Ltd.	7,683	54,338
†Qantas Airways Ltd.	16,133	53,731
QBE Insurance Group Ltd.	23,158	233,913
Qube Holdings Ltd.	74,773	137,976
Ramelius Resources Ltd.	61,239	56,501
Ramsay Health Care Ltd.	4,209	140,369
REA Group Ltd.	988	98,029
†Red 5 Ltd.	51,161	8,717
†Redbubble Ltd.	8,524	2,548
Reece Ltd.	4,316	51,698
Regis Healthcare Ltd.	6,738	11,697
†Regis Resources Ltd.	71,547	68,542
†Reject Shop Ltd.	2,536	9,294
Reliance Worldwide Corp. Ltd.	48,221	120,604
†Resolute Mining Ltd.	141,363	31,357
†Retail Food Group Ltd.	205,945	6,753
Ridley Corp. Ltd.	36,736	54,325
Rio Tinto Ltd.	11,592	846,297
†Sandfire Resources Ltd.	34,866	138,089
Santos Ltd.	159,358	809,428
SEEK Ltd.	4,023	57,086
Select Harvests Ltd.	8,721	22,485
Servcorp Ltd.	2,368	4,705
Service Stream Ltd.	54,665	32,687
Seven Group Holdings Ltd.	4,272	85,559
†Seven West Media Ltd.	80,912	16,387
SG Fleet Group Ltd.	12,991	20,547
†Sierra Rutile Holdings Ltd.	26,111	3,190
Sigma Healthcare Ltd.	103,330	45,841
†Silver Lake Resources Ltd.	76,609	41,621
Sims Ltd.	13,898	120,900
SmartGroup Corp. Ltd.	4,615	24,569
Sonic Healthcare Ltd.	21,502	411,976
South32 Ltd.	222,969	485,983
Southern Cross Media Group Ltd.	16,431	8,029
SRG Global Ltd.	41,671	17,549
†St Barbara Ltd.	62,703	7,055
†Star Entertainment Group Ltd.	219,853	85,611
Steadfast Group Ltd.	22,080	80,067
Suncorp Group Ltd.	30,214	271,382
Sunland Group Ltd.	6,027	3,701
Super Retail Group Ltd.	14,826	114,293
†Superloop Ltd.	24,939	10,663
Symbio Holdings Ltd.	2,506	4,254
†Syrah Resources Ltd.	40,146	13,164
Tabcorp Holdings Ltd.	185,750	112,262
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Technology One Ltd.	17,900	$178,502
Telstra Group Ltd.	79,302	196,301
†Temple & Webster Group Ltd.	2,541	9,802
=Ten Sixty Four Ltd.	34,142	9,439
Terracom Ltd.	17,167	4,912
TPG Telecom Ltd.	17,504	61,448
Transurban Group	24,939	203,478
Treasury Wine Estates Ltd.	34,603	274,318
†Tuas Ltd.	11,966	16,387
†Tyro Payments Ltd.	4,134	3,602
†United Malt Group Ltd.	20,933	66,487
Ventia Services Group Pty. Ltd.	7,066	12,812
Viva Energy Group Ltd.	60,349	116,404
†Webjet Ltd.	10,586	45,942
Wesfarmers Ltd.	15,566	529,031
†West African Resources Ltd.	66,776	33,059
†Westgold Resources Ltd.	30,764	33,527
Westpac Banking Corp.	47,517	646,155
Whitehaven Coal Ltd.	73,441	335,726
WiseTech Global Ltd.	1,993	83,355
Woodside Energy Group Ltd.	47,577	1,115,856
Woodside Energy Group Ltd. ADR	9,552	222,466
Woolworths Group Ltd.	17,825	427,709
Worley Ltd.	11,438	128,034
Yancoal Australia Ltd.	13,934	46,317
		31,042,482
Austria–0.56%
Agrana Beteiligungs AG	1,444	23,434
ANDRITZ AG	4,969	251,221
AT&S Austria Technologie & Systemtechnik AG	2,359	69,883
BAWAG Group AG	4,700	215,956
CA Immobilien Anlagen AG	2,270	75,359
DO & Co. AG	520	57,066
Erste Group Bank AG	11,496	398,899
†Eurotelesites AG	3,469	15,184
†Lenzing AG	1,190	48,878
Mayr Melnhof Karton AG	482	65,126
Oesterreichische Post AG	2,883	94,642
OMV AG	10,003	479,290
Palfinger AG	713	16,848
POLYTEC Holding AG	1,389	5,948
Porr Ag	1,155	14,336
†Raiffeisen Bank International AG	10,645	155,424
†Rosenbauer International AG	188	6,042
LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	676	$39,880
Semperit AG Holding	457	8,243
Telekom Austria AG	13,878	96,839
UBM Development AG	240	5,329
UNIQA Insurance Group AG	4,690	37,982
Verbund AG	863	70,301
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	87,111
Voestalpine AG	9,005	246,011
Wienerberger AG	5,936	150,871
Zumtobel Group AG	1,947	12,371
		2,748,474
Belgium–1.14%
Ackermans & van Haaren NV	1,881	284,581
Ageas SA	11,022	454,817
†AGFA-Gevaert NV	14,619	28,284
Anheuser-Busch InBev SA	13,979	776,061
Anheuser-Busch InBev SA ADR	1,200	66,360
Atenor	168	2,140
Azelis Group NV	442	8,743
Barco NV	1,187	23,066
Bekaert SA	3,277	147,038
Bpost SA	6,706	36,761
Cie d'Entreprises CFE	740	5,477
Deceuninck NV	7,755	17,792
Deme Group NV	740	81,366
D'ieteren Group	440	74,384
Econocom Group SA	6,908	18,222
Elia Group SA	1,268	124,206
Etablissements Franz Colruyt NV	4,595	198,986
Euronav NV	10,789	175,805
EVS Broadcast Equipment SA	1,163	33,014
Fagron	5,252	89,454
†Greenyard NV	1,186	7,661
Immobel SA	390	12,019
Ion Beam Applications	2,113	22,072
Jensen-Group NV	278	9,405
KBC Group NV	14,248	890,867
Kinepolis Group NV	664	33,065
Lotus Bakeries NV	34	276,429
Melexis NV	1,621	140,018
†Ontex Group NV	5,670	41,663
†Orange Belgium SA	1,748	25,393
Proximus SADP	10,015	81,509
Recticel SA	4,441	44,041
Sipef NV	408	22,690
Solvay SA	6,621	733,956
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Tessenderlo Group SA	1,773	$51,174
UCB SA	1,784	146,251
Umicore SA	11,683	277,299
Van de Velde NV	509	17,786
VGP NV	785	72,993
What's Cooking BV	51	3,774
†X-Fab Silicon Foundries SE	4,109	42,530
		5,599,152
Britain–0.04%
Hargreaves Services PLC	2,415	12,950
Travis Perkins PLC	16,821	173,299
Wickes Group PLC	16,234	27,195
		213,444
Canada–10.70%
†5N Plus, Inc.	6,300	16,234
Acadian Timber Corp.	800	10,207
†Advantage Energy Ltd.	16,293	111,199
Aecon Group, Inc.	5,100	42,617
Ag Growth International, Inc.	900	35,278
AGF Management Ltd. Class B	5,000	26,321
Agnico Eagle Mines Ltd.	16,827	764,733
†Aimia, Inc.	2,700	6,123
†Air Canada	6,130	87,465
AirBoss of America Corp.	1,300	4,183
Alamos Gold, Inc. Class A	22,757	256,844
Algoma Central Corp.	1,600	17,340
Algonquin Power & Utilities Corp.	18,794	111,257
Alimentation Couche-Tard, Inc.	13,900	705,925
AltaGas Ltd.	18,934	363,137
Altius Minerals Corp.	2,900	46,887
Altus Group Ltd.	796	27,556
Amerigo Resources Ltd.	14,300	13,371
Andlauer Healthcare Group, Inc.	1,200	36,515
Andrew Peller Ltd. Class A	1,500	4,649
ARC Resources Ltd.	49,641	792,356
†Argonaut Gold, Inc.	16,363	6,746
†Aritzia, Inc.	7,100	123,521
Atco Ltd. Class I	4,200	106,372
†Athabasca Oil Corp.	26,708	85,536
†ATS Corp.	3,100	132,148
†Aurora Cannabis, Inc.	9,319	5,451
†AutoCanada, Inc.	1,479	26,439
B2Gold Corp.	101,560	291,613
Badger Infrastructure Solution	2,900	74,067
†Ballard Power Systems, Inc.	7,858	28,839
LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Bank of Montreal	13,212	$1,114,696
Bank of Nova Scotia	22,720	1,034,401
Barrick Gold Corp.	25,292	367,999
†Bausch Health Cos., Inc.	12,040	98,969
Baytex Energy Corp.	49,005	216,116
BCE, Inc.	1,830	69,853
Birchcliff Energy Ltd.	24,553	139,915
Bird Construction, Inc.	3,322	25,167
Black Diamond Group Ltd.	2,500	13,252
†BlackBerry Ltd.	9,500	44,801
BMTC Group, Inc.	600	5,743
†Bombardier, Inc. Class B	4,408	153,700
†Bonterra Energy Corp.	2,713	14,921
Boralex, Inc. Class A	3,066	65,868
Boyd Group Services, Inc.	1,101	195,785
†Bragg Gaming Group, Inc.	1,500	7,256
Brookfield Corp. Class A	14,425	451,070
Brookfield Infrastructure Corp. Class A	4,303	152,130
BRP, Inc.	1,741	131,813
†CAE, Inc.	7,224	168,677
†Calfrac Well Services Ltd.	2,200	9,135
Calian Group Ltd.	600	22,542
Cameco Corp.	3,563	141,237
Canaccord Genuity Group, Inc.	8,726	51,781
Canacol Energy Ltd.	2,620	20,698
†Canada Goose Holdings, Inc.	3,868	56,705
Canadian Imperial Bank of Commerce	19,633	757,973
Canadian National Railway Co.	6,016	651,713
Canadian Natural Resources Ltd.	27,566	1,782,694
Canadian Pacific Kansas City Ltd.	3,966	295,110
Canadian Tire Corp. Ltd. Class A	3,908	420,220
Canadian Utilities Ltd. Class A	3,945	83,358
Canadian Western Bank	6,945	143,885
†Canfor Corp.	6,500	80,733
†Canfor Pulp Products, Inc.	2,900	4,228
†Canopy Growth Corp.	2,387	1,869
Capital Power Corp.	5,188	144,840
†Capstone Copper Corp.	27,443	116,379
Cardinal Energy Ltd.	13,600	74,095
Cascades, Inc.	8,787	79,379
CCL Industries, Inc. Class B	6,309	264,808
†Celestica, Inc.	10,108	247,848
Cenovus Energy, Inc.	41,111	855,945
Centerra Gold, Inc.	16,227	79,328
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
CES Energy Solutions Corp.	18,401	$52,158
†CGI, Inc.	5,459	537,805
China Gold International Resources Corp. Ltd.	14,900	63,407
CI Financial Corp.	16,000	182,117
Cogeco Communications, Inc.	1,566	72,486
Cogeco, Inc.	600	21,765
Colliers International Group, Inc.	1,475	140,494
Computer Modelling Group Ltd.	8,100	50,690
Constellation Software, Inc.	300	619,342
Converge Technology Solutions Corp.	4,800	9,824
Corby Spirit & Wine Ltd.	700	7,447
Corus Entertainment, Inc. Class B	19,156	14,527
Crescent Point Energy Corp.	55,030	456,345
†Crew Energy, Inc.	5,725	24,573
†Cronos Group, Inc.	19,611	39,222
Definity Financial Corp.	3,386	93,484
†Denison Mines Corp.	25,260	41,472
†Descartes Systems Group, Inc.	700	51,366
Dexterra Group, Inc.	2,620	11,034
Dollarama, Inc.	6,416	442,046
Doman Building Materials Group Ltd.	6,028	32,753
†Dorel Industries, Inc. Class B	1,100	4,689
DREAM Unlimited Corp. Class A	2,819	38,147
Dundee Precious Metals, Inc.	10,800	66,792
Dynacor Group, Inc.	4,700	10,692
E-L Financial Corp. Ltd.	139	91,183
†Eldorado Gold Corp.	16,921	150,840
Emera, Inc.	4,709	164,403
Empire Co. Ltd. Class A	12,607	342,962
Enbridge, Inc.	16,463	546,228
Enerflex Ltd.	7,900	45,367
Enerplus Corp.	21,688	382,359
Enghouse Systems Ltd.	3,200	70,632
†Ensign Energy Services, Inc.	13,872	33,295
EQB, Inc.	2,312	128,345
†Equinox Gold Corp.	22,920	96,717
†ERO Copper Corp.	3,262	56,246
Evertz Technologies Ltd.	1,800	16,565
Exchange Income Corp.	1,608	53,085
Exco Technologies Ltd.	2,400	13,129
LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Extendicare, Inc.	8,400	$37,539
Fairfax Financial Holdings Ltd.	792	646,527
Fiera Capital Corp.	3,700	15,309
Finning International, Inc.	11,000	324,432
First Majestic Silver Corp.	8,788	45,082
First Quantum Minerals Ltd.	21,579	509,825
FirstService Corp.	1,597	232,330
Fortis, Inc.	7,290	276,928
†Fortuna Silver Mines, Inc.	14,658	39,930
Franco-Nevada Corp.	1,134	151,378
†Frontera Energy Corp.	5,800	45,905
†Galiano Gold, Inc.	4,900	2,922
†GDI Integrated Facility Services, Inc.	1,200	34,014
George Weston Ltd.	2,607	289,116
GFL Environmental, Inc.	3,566	113,256
Gibson Energy, Inc.	11,272	161,248
Gildan Activewear, Inc.	9,982	279,628
†GoldMoney, Inc.	1,280	7,209
Great-West Lifeco, Inc.	11,828	338,403
Hammond Power Solutions, Inc.	1,600	60,148
Headwater Exploration, Inc.	14,654	77,248
†Heroux-Devtek, Inc.	2,187	25,795
High Liner Foods, Inc.	2,452	19,858
HLS Therapeutics, Inc.	2,317	8,529
Hudbay Minerals, Inc.	26,035	126,727
Hydro One Ltd.	4,900	124,750
iA Financial Corp., Inc.	7,323	459,356
†IAMGOLD Corp.	34,000	73,321
IGM Financial, Inc.	4,694	119,056
†Imperial Metals Corp.	3,600	5,844
Imperial Oil Ltd.	7,640	470,550
Information Services Corp.	1,000	16,271
Innergex Renewable Energy, Inc.	6,057	45,352
InPlay Oil Corp.	5,700	11,625
Intact Financial Corp.	4,280	623,984
†Interfor Corp.	6,355	94,278
†International Petroleum Corp.	8,726	83,947
Jamieson Wellness, Inc.	1,000	17,942
†Journey Energy, Inc.	3,866	15,484
†K92 Mining, Inc.	6,500	27,613
†Karora Resources, Inc.	8,800	24,814
K-Bro Linen, Inc.	800	18,701
†Kelt Exploration Ltd.	13,500	72,060
Keyera Corp.	10,894	255,777
†Kinaxis, Inc.	600	67,666
Kinross Gold Corp.	107,332	489,148
†Knight Therapeutics, Inc.	6,900	22,860
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Lassonde Industries, Inc. Class A	400	$37,118
Laurentian Bank of Canada	3,587	79,940
Leon's Furniture Ltd.	2,194	29,754
†Lightspeed Commerce, Inc.	7,902	110,865
Linamar Corp.	4,176	201,167
Loblaw Cos. Ltd.	4,588	389,807
†Lucara Diamond Corp.	28,465	8,173
Lundin Gold, Inc.	4,100	46,034
Lundin Mining Corp.	50,809	378,940
Magellan Aerospace Corp.	1,000	5,581
Magna International, Inc.	15,021	805,276
†Mainstreet Equity Corp.	200	19,584
†Major Drilling Group International, Inc.	6,566	39,979
†Mandalay Resources Corp.	5,200	7,427
Manulife Financial Corp.	41,352	755,754
Maple Leaf Foods, Inc.	3,682	70,753
Martinrea International, Inc.	9,900	91,183
Medical Facilities Corp.	2,900	20,198
†MEG Energy Corp.	28,038	545,588
Methanex Corp.	4,115	185,384
Metro, Inc.	5,671	294,520
Morguard Corp.	186	13,900
†Mountain Province Diamonds, Inc.	4,500	1,193
MTY Food Group, Inc.	1,355	57,881
Mullen Group Ltd.	8,500	83,983
National Bank of Canada	15,925	1,057,915
Neo Performance Materials, Inc.	900	5,321
†New Gold, Inc.	59,077	54,369
†NFI Group, Inc.	5,000	47,561
North American Construction Group Ltd.	2,400	52,065
North West Co., Inc.	3,800	95,682
Northland Power, Inc.	13,146	214,091
Nutrien Ltd.	18,969	1,171,525
Nuvei Corp.	1,300	19,500
†NuVista Energy Ltd.	10,300	98,583
†Obsidian Energy Ltd.	2,900	23,838
OceanaGold Corp.	50,766	99,420
Open Text Corp.	4,292	150,649
†Organigram Holdings, Inc.	1,466	1,935
Osisko Gold Royalties Ltd.	12,558	147,533
Pan American Silver Corp.	23,777	344,185
Paramount Resources Ltd. Class A	5,950	141,276
Parex Resources, Inc.	11,160	209,437
Park Lawn Corp.	1,419	19,515
Parkland Corp.	11,221	328,224
Pason Systems, Inc.	5,362	53,215
LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Pembina Pipeline Corp.	20,553	$617,824
†Petrus Resources Ltd.	1,100	1,158
Peyto Exploration & Development Corp.	14,495	146,097
PHX Energy Services Corp.	3,310	18,886
†Pieridae Energy Ltd.	11,200	4,865
Pine Cliff Energy Ltd.	9,500	10,072
Pipestone Energy Corp.	7,479	11,784
Pizza Pizza Royalty Corp.	900	9,157
Polaris Renewable Energy, Inc.	1,700	17,748
Pollard Banknote Ltd.	800	14,666
†Precision Drilling Corp.	1,455	97,580
Premium Brands Holdings Corp.	2,047	143,324
Pulse Seismic, Inc.	4,700	6,505
Quarterhill, Inc.	21,100	22,681
Quebecor, Inc. Class B	8,600	184,315
RB Global, Inc.	2,681	167,563
†Real Matters, Inc.	5,000	22,823
Restaurant Brands International, Inc.	5,902	393,184
†RF Capital Group, Inc.	445	1,681
Richelieu Hardware Ltd.	3,600	105,436
Rogers Communications, Inc. Class B	10,349	397,308
Rogers Sugar, Inc.	8,922	35,406
Royal Bank of Canada	31,395	2,744,805
Russel Metals, Inc.	6,029	168,763
Saputo, Inc.	7,686	160,709
Savaria Corp.	900	9,403
Secure Energy Services, Inc.	15,950	87,603
†Shawcor Ltd.	7,434	86,969
†Shopify, Inc. Class A	1,600	87,327
Sienna Senior Living, Inc.	3,200	25,185
Sleep Country Canada Holdings, Inc.	2,800	47,971
SNC-Lavalin Group, Inc.	6,908	230,445
Spin Master Corp.	2,381	59,865
Sprott, Inc.	455	13,864
SSR Mining, Inc.	18,197	241,731
Stantec, Inc.	4,440	288,062
Stelco Holdings, Inc.	2,870	79,301
Stella-Jones, Inc.	5,046	242,669
StorageVault Canada, Inc.	6,586	21,917
Sun Life Financial, Inc.	8,402	410,013
Suncor Energy, Inc.	48,896	1,681,044
†SunOpta, Inc.	4,163	14,029
Superior Plus Corp.	5,757	43,487
Tamarack Valley Energy Ltd.	31,060	89,184
†Taseko Mines Ltd.	18,300	22,904
TC Energy Corp.	23,909	822,709
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Teck Resources Ltd. Class B	22,601	$973,291
TerraVest Industries, Inc.	900	25,179
TFI International, Inc.	2,657	341,232
Thomson Reuters Corp.	855	104,584
Tidewater Midstream & Infrastructure Ltd.	18,184	13,789
TMX Group Ltd.	6,545	140,658
†Torex Gold Resources, Inc.	6,800	70,741
Toromont Industries Ltd.	3,600	293,195
Toronto-Dominion Bank	22,702	1,367,976
Total Energy Services, Inc.	3,299	22,734
Tourmaline Oil Corp.	15,678	788,950
TransAlta Corp.	22,240	193,660
TransAlta Renewables, Inc.	4,264	38,582
Transcontinental, Inc. Class A	7,600	63,844
Trican Well Service Ltd.	12,870	44,061
Tricon Residential, Inc.	11,916	88,099
†Trisura Group Ltd.	1,300	28,838
Vermilion Energy, Inc.	14,557	212,859
VersaBank	900	7,057
Wajax Corp.	2,500	51,795
†Wesdome Gold Mines Ltd.	6,200	32,364
West Fraser Timber Co. Ltd.	5,987	434,592
Western Forest Products, Inc.	34,200	20,647
Westshore Terminals Investment Corp.	2,378	44,102
Wheaton Precious Metals Corp.	3,160	128,138
Whitecap Resources, Inc.	58,329	492,570
†WildBrain Ltd.	9,347	10,185
Winpak Ltd.	2,095	59,584
WSP Global, Inc.	2,754	388,693
Yellow Pages Ltd.	1,613	14,571
		52,727,695
Chile–0.02%
Antofagasta PLC	6,266	109,249
		109,249
China–0.05%
†AustAsia Group Ltd.	8,360	1,890
Belimo Holding AG	452	215,198
†Fosun Tourism Group	18,600	17,648
KRP Development Holdings Ltd.	13,000	1,527
		236,263
Colombia–0.00%
†Gran Tierra Energy, Inc.	3,367	23,352
		23,352
LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark–2.65%
†ALK-Abello AS	6,260	$70,503
Alm Brand AS	63,402	95,178
†Ambu AS Class B	7,387	77,342
AP Moller - Maersk AS Class A	52	92,362
AP Moller - Maersk AS Class B	66	119,146
†Bang & Olufsen AS	8,549	10,458
†Bavarian Nordic AS	5,084	114,228
†Better Collective AS	1,369	30,699
†Brodrene Hartmann AS	211	9,840
†Cadeler AS	5,873	19,996
Carlsberg AS Class B	3,065	387,293
cBrain AS	389	11,018
†Chemometec AS	653	31,139
Chr Hansen Holding AS	5,225	320,265
Coloplast AS Class B	3,390	359,258
Columbus AS	4,653	4,221
D/S Norden AS	2,354	131,140
Danske Bank AS	15,418	359,199
†Demant AS	4,628	191,957
Dfds AS	2,990	98,841
DSV AS	3,505	655,345
FLSmidth & Co. AS	3,466	156,830
†Genmab AS	995	353,743
†GN Store Nord AS	6,958	126,003
H Lundbeck AS	24,445	132,024
H Lundbeck AS Class A	3,565	16,869
†H+H International AS Class B	1,148	11,619
ISS AS	12,503	192,655
Jeudan AS	571	19,345
†Jyske Bank AS	4,346	318,629
Matas AS	3,162	43,747
†Netcompany Group AS	2,291	87,263
†Nilfisk Holding AS	1,443	25,405
†NKT AS	4,788	250,448
†NNIT AS	488	5,880
Novo Nordisk AS ADR	5,400	491,076
Novo Nordisk AS Class B	49,220	4,492,591
Novozymes AS Class B	7,638	308,251
†NTG Nordic Transport Group AS Class A	319	16,437
Orsted AS	1,635	89,254
Pandora AS	6,883	713,819
Per Aarsleff Holding AS	1,112	51,072
Ringkjoebing Landbobank AS	2,305	333,606
ROCKWOOL AS Class A	423	102,655
ROCKWOOL AS Class B	551	133,758
Royal Unibrew AS	3,551	274,739
†RTX AS	299	3,543
Scandinavian Tobacco Group AS Class A	5,273	80,353
Schouw & Co. AS	848	56,558
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Solar AS Class B	701	$47,201
SP Group AS	170	4,892
Spar Nord Bank AS	6,895	106,927
Sparekassen Sjaelland-Fyn AS	1,222	34,194
Sydbank AS	5,781	275,510
Tivoli AS	204	20,705
Topdanmark AS	3,407	148,171
Tryg AS	13,644	250,176
†Zealand Pharma AS	1,641	71,135
		13,036,511
Faeroe Islands–0.06%
†Vestas Wind Systems AS	13,676	293,819
		293,819
Finland–1.38%
†Afarak Group SE	29,162	12,533
Aktia Bank Oyj	3,682	35,424
Alandsbanken Abp Class B	968	33,977
Alma Media Oyj	1,259	12,006
Anora Group Oyj	1,138	5,402
Aspo Oyj	1,168	7,372
Atria Oyj	742	8,300
Cargotec Oyj Class B	2,034	85,287
Caverion Oyj	2,310	21,028
†Citycon Oyj	5,407	30,326
Elisa Oyj	6,877	319,111
Enento Group Oyj	540	12,103
†Finnair Oyj	46,789	25,525
Fiskars OYJ Abp	1,943	35,826
Fortum Oyj	21,062	244,834
F-Secure Oyj	11,149	20,581
Gofore Oyj	497	10,562
Harvia Oyj	658	17,795
Huhtamaki Oyj	7,574	249,437
†Incap Oyj	669	6,005
Kemira Oyj	10,616	165,438
Kesko Oyj Class A	6,192	113,254
Kesko Oyj Class B	17,294	310,281
Kojamo Oyj	5,368	47,673
Kone Oyj Class B	9,036	381,368
Konecranes Oyj	5,067	168,534
Lassila & Tikanoja Oyj	2,818	29,019
Marimekko Oyj	2,270	25,224
Metsa Board Oyj Class B	11,901	95,689
Metso Oyj	28,366	298,520
†Musti Group Oyj	1,221	23,236
Neste Oyj	6,363	216,148
Nokia Oyj	92,344	348,346
Nokia Oyj ADR	14,459	54,077
Nordea Bank Abp	48,710	536,204
Olvi Oyj Class A	983	31,386
Oriola Oyj Class B	10,932	10,772
Orion Oyj Class A	1,949	76,551
LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Orion Oyj Class B	6,368	$250,586
Outokumpu Oyj	33,170	139,189
Ponsse Oyj	944	26,149
†QT Group Oyj	745	40,989
Raisio Oyj Class V	7,767	16,957
Revenio Group Oyj	982	21,284
Sampo Oyj Class A	6,661	288,595
Sanoma Oyj	5,246	38,602
†Stockmann OYJ Abp Class B	1,585	3,997
Stora Enso Oyj Class R	29,203	367,102
Taaleri Oyj	1,347	13,173
Terveystalo Oyj	6,412	51,250
TietoEVRY Oyj	7,660	172,499
Tokmanni Group Corp.	5,246	72,934
UPM-Kymmene Oyj	16,104	552,833
Uponor Oyj	3,944	118,589
Vaisala Oyj Class A	1,389	48,755
Valmet Oyj	10,544	241,458
Wartsila OYJ Abp	15,057	171,209
†WithSecure Oyj	2,413	2,623
YIT Oyj	11,776	27,067
		6,790,994
France–8.13%
ABC arbitrage	1,320	8,094
Accor SA	7,619	257,283
Aeroports de Paris SA	1,346	159,240
†Air France-KLM	4,267	53,675
Air Liquide SA	3,372	569,837
Airbus SE	8,888	1,193,211
AKWEL	593	10,031
ALD SA	10,005	77,588
Alstom SA	14,888	355,732
Alten SA	1,508	198,654
Amundi SA	2,161	121,890
Arkema SA	4,561	451,157
Assystem SA	625	26,233
†Atos SE	5,977	41,757
Aubay	366	14,994
AXA SA	22,569	672,405
Axway Software SA	477	11,650
†Bastide le Confort Medical	242	6,499
Beneteau SA	3,551	43,024
†Bigben Interactive	1,625	5,429
BioMerieux	896	86,981
BNP Paribas SA	16,290	1,040,762
Boiron SA	814	46,214
Bollore SE	33,612	180,880
Bonduelle SCA	1,767	19,728
Bouygues SA	15,835	554,815
Bureau Veritas SA	14,550	361,654
Capgemini SE	6,707	1,175,684
Carrefour SA	26,274	452,368
Catana Group	1,510	9,563
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
CBo Territoria	2,578	$9,594
†Cegedim SA	545	10,510
†CGG SA	51,187	36,486
Chargeurs SA	973	8,302
Cie de Saint-Gobain SA	18,202	1,094,602
Cie des Alpes	1,197	16,452
Cie Generale des Etablissements Michelin SCA	25,749	791,376
Cie Plastic Omnium SE	4,354	70,890
Clariane SE	5,582	33,639
Coface SA	9,918	126,669
Credit Agricole SA	17,997	222,468
Danone SA	6,240	344,772
Dassault Aviation SA	522	98,456
Dassault Systemes SE	2,963	110,566
Derichebourg SA	9,326	47,130
Edenred SE	5,232	327,909
Eiffage SA	6,266	596,491
Electricite de Strasbourg SA	55	5,582
†Elior Group SA	8,292	17,016
Elis SA	18,117	319,109
Engie SA	32,850	504,637
Equasens	336	25,897
Eramet SA	660	50,415
EssilorLuxottica SA	2,259	394,456
Esso SA Francaise	184	11,915
Etablissements Maurel et Prom SA	5,157	26,672
Eurazeo SE	2,356	140,610
†Euroapi SA	433	5,461
Eutelsat Communications SA	17,542	103,674
Exel Industries Class A	95	4,650
Fnac Darty SA	1,020	25,019
†Forvia SE	11,277	233,802
Gaztransport Et Technigaz SA	2,165	266,662
Getlink SE	12,813	204,688
GL Events	866	14,942
Groupe Crit SA	390	28,780
Guerbet	783	13,941
†Haulotte Group SA	610	1,877
Hermes International SCA	351	641,920
†HEXAOM	195	2,814
†ID Logistics Group SACA	233	61,462
Imerys SA	2,970	87,921
Infotel SA	163	8,548
Interparfums SA	782	43,488
Ipsen SA	2,871	376,992
IPSOS SA	3,552	163,508
Jacquet Metals SACA	1,315	22,384
†JCDecaux SE	6,129	103,808
Kaufman & Broad SA	1,637	47,768
LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Kering SA	1,252	$571,696
La Francaise des Jeux SAEM	6,308	205,409
Lectra	1,962	53,414
Legrand SA	3,748	345,933
Linedata Services	45	2,569
LISI	720	16,937
LNA Sante SA	494	12,900
L'Oreal SA	2,774	1,153,182
LVMH Moet Hennessy Louis Vuitton SE	4,196	3,178,109
Maisons du Monde SA	3,382	26,048
Manitou BF SA	943	22,632
Mersen SA	2,002	80,008
Metropole Television SA	2,859	36,212
†Nacon SA	1,056	1,559
Neoen SA	3,028	88,421
Nexans SA	2,407	196,077
Nexity SA	3,478	51,369
Oeneo SA	52	770
Orange SA	144,289	1,656,688
Pernod Ricard SA	1,715	286,211
†Prodways Group SA	90	147
Publicis Groupe SA	6,532	495,572
Quadient SA	3,215	64,922
Remy Cointreau SA	139	16,996
Renault SA	9,648	396,539
Rexel SA	17,812	401,116
Robertet SA	11	9,385
Rubis SCA	4,691	105,341
Safran SA	4,849	762,019
Samse SACA	6	1,053
Sanofi	9,974	1,070,108
Sartorius Stedim Biotech	296	70,726
Savencia SA	292	16,732
Schneider Electric SE	3,673	609,597
SCOR SE	14,330	446,482
SEB SA	1,763	165,238
Seche Environnement SA	286	33,322
†SMCP SA	2,424	9,841
Societe BIC SA	1,667	110,064
Societe Generale SA	21,479	523,321
Societe LDC SADIR	194	23,792
Societe pour l'Informatique Industrielle	665	33,009
Sodexo SA	4,088	421,485
†SOITEC	977	162,945
Sopra Steria Group SACA	1,185	245,432
SPIE SA	10,196	296,658
Stef SA	359	40,233
STMicroelectronics NV	1,108	47,821
Synergie SE	615	19,084
Technip Energies NV	10,199	254,153
Teleperformance SE	2,036	257,016
Television Francaise 1 SA	5,220	39,984
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Thales SA	2,270	$319,434
Thermador Groupe	504	41,989
Totalenergies EP Gabon	103	18,404
TotalEnergies SE	79,656	5,247,522
TotalEnergies SE ADR	4,971	326,893
Trigano SA	757	102,843
†Ubisoft Entertainment SA	7,366	239,550
Valeo SE	19,292	333,074
†Vallourec SACA	8,997	109,960
†Vantiva SA	8,058	1,312
Veolia Environnement SA	11,043	320,251
Verallia SA	5,220	205,743
Vetoquinol SA	184	15,174
Vicat SACA	1,860	56,930
Vinci SA	8,033	891,923
Virbac SA	258	69,829
Vivendi SE	26,554	232,904
†Voltalia SA	2,127	23,072
Wavestone	400	20,976
†Worldline SA	7,737	217,995
		40,045,817
Georgia–0.02%
TBC Bank Group PLC	2,330	84,859
		84,859
Germany–6.47%
1&1 AG	3,646	61,753
7C Solarparken AG	8,243	28,193
Adesso SE	209	22,671
adidas AG	2,576	453,786
†Adtran Networks SE	574	12,168
All for One Group SE	186	7,846
Allgeier SE	430	9,638
Allianz SE	4,948	1,180,698
Amadeus Fire AG	434	51,299
Atoss Software AG	302	62,581
Aurubis AG	2,910	215,793
†Auto1 Group SE	1,704	10,917
BASF SE	22,576	1,025,151
Basler AG	591	6,123
Bayer AG	28,679	1,378,084
Bayerische Motoren Werke AG	9,228	940,313
BayWa AG	1,470	52,375
Bechtle AG	5,550	259,589
Beiersdorf AG	536	69,221
Bertrandt AG	393	18,282
Bijou Brigitte AG	197	7,144
Bilfinger SE	2,641	90,579
†Borussia Dortmund GmbH & Co. KGaA	4,770	19,794
Brenntag SE	8,227	639,129
CANCOM SE	1,984	52,985
Carl Zeiss Meditec AG	810	70,925
LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Ceconomy AG	11,681	$24,774
CENIT AG	409	5,643
Cewe Stiftung & Co. KGAA	635	59,146
Commerzbank AG	44,796	511,021
CompuGroup Medical SE & Co. KgaA	1,908	74,799
Continental AG	3,545	250,213
†Covestro AG	11,670	629,984
CropEnergies AG	3,133	26,234
CTS Eventim AG & Co. KGaA	4,665	265,592
Daimler Truck Holding AG	13,682	474,751
†Delivery Hero SE	1,957	56,216
Dermapharm Holding SE	1,610	66,589
Deutsche Bank AG	56,828	626,469
Deutsche Boerse AG	2,736	473,525
†Deutsche Lufthansa AG	40,384	320,476
Deutsche Post AG	24,956	1,016,736
Deutsche Telekom AG	106,576	2,238,676
Deutsche Telekom AG ADR	3,637	76,231
Deutsche Wohnen SE	773	17,571
DIC Asset AG	2,395	9,913
Draegerwerk AG & Co. KGaA	351	14,102
Duerr AG	2,831	76,922
DWS Group GmbH & Co. KGaA	2,488	84,700
E.ON SE	39,407	466,626
Eckert & Ziegler Strahlen- und Medizintechnik AG	840	28,703
EDAG Engineering Group AG	532	6,553
Elmos Semiconductor SE	625	42,224
ElringKlinger AG	2,669	16,564
†Encavis AG	7,098	99,996
Energiekontor AG	647	52,671
EuroEyes International Eye Clinic Ltd. Class C	9,000	5,402
Evonik Industries AG	14,168	259,513
†Evotec SE	2,013	40,224
Fielmann Group AG	2,159	93,313
†FlatexDEGIRO AG	4,182	36,680
†Fraport AG Frankfurt Airport Services Worldwide	3,183	169,069
Freenet AG	11,715	274,714
Fresenius Medical Care AG & Co. KGaA	9,497	410,062
Fresenius SE & Co. KGaA	14,204	442,406
FUCHS SE	2,470	79,256
GEA Group AG	9,474	350,173
Gerresheimer AG	2,472	259,915
Gesco SE	598	13,340
GFT Technologies SE	1,564	43,620
H&R GmbH & Co. KGaA	1,285	6,548
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Hamburger Hafen und Logistik AG	2,777	$49,383
Hannover Rueck SE	1,203	264,422
Hapag-Lloyd AG	700	127,441
Hawesko Holding SE	179	6,737
Heidelberg Materials AG	6,248	485,651
†Heidelberger Druckmaschinen AG	22,239	28,473
Hella GmbH & Co. KGaA	791	56,031
†HelloFresh SE	9,987	298,602
Henkel AG & Co. KGaA	2,279	143,894
Hensoldt AG	2,793	82,504
HOCHTIEF AG	1,815	183,735
Hornbach Holding AG & Co. KGaA	973	62,185
Hugo Boss AG	5,172	327,648
†Hypoport SE	107	14,514
Indus Holding AG	1,375	29,220
Infineon Technologies AG	21,822	723,401
Init Innovation in Traffic Systems SE	421	10,682
Instone Real Estate Group SE	2,366	14,684
IVU Traffic Technologies AG	706	10,047
Jenoptik AG	3,103	78,735
JOST Werke SE	1,011	48,527
KION Group AG	6,175	237,573
Kloeckner & Co. SE	3,350	34,214
Knorr-Bremse AG	3,300	209,963
†Koenig & Bauer AG	1,264	18,736
Kontron AG	2,163	41,940
Krones AG	723	74,566
KWS Saat SE & Co. KGaA	831	48,849
LANXESS AG	7,396	188,057
†LEG Immobilien SE	2,800	193,426
Leifheit AG	726	13,893
†Manz AG	413	6,061
†Medigene AG	1,735	3,192
†Medios AG	567	9,040
Mercedes-Benz Group AG	27,250	1,898,295
Merck KGaA	821	137,275
†METRO AG	12,252	84,586
MLP SE	5,885	29,958
MTU Aero Engines AG	2,526	458,678
Muenchener Rueckversicherungs-Gesellschaft AG	1,178	459,692
Mutares SE & Co. KGaA	865	25,195
†Nagarro SE	732	53,051
Nemetschek SE	3,062	187,375
New Work SE	230	24,074
Nexus AG	924	50,506
Norma Group SE	2,359	43,771
OHB SE	563	25,446
LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Pfeiffer Vacuum Technology AG	280	$43,339
PNE AG	4,798	66,655
ProSiebenSat.1 Media SE	15,422	104,449
PSI Software SE	901	23,386
Puma SE	5,565	345,955
†PVA TePla AG	1,053	17,122
†q.beyond AG	11,002	7,724
Rational AG	241	152,878
Rheinmetall AG	2,712	699,325
RWE AG	14,449	536,959
Salzgitter AG	2,683	71,199
SAP SE	2,496	324,109
Scout24 SE	1,228	85,247
Secunet Security Networks AG	79	16,788
†SGL Carbon SE	5,077	35,453
Siemens AG	10,394	1,490,776
Siemens Healthineers AG	975	49,479
Siltronic AG	1,210	103,557
Sirius Real Estate Ltd.	59,965	63,030
Sixt SE	1,131	104,987
†SMA Solar Technology AG	531	34,498
STRATEC SE	652	30,503
Stroeer SE & Co. KGaA	2,308	102,730
Suedzucker AG	6,783	100,972
SUESS MicroTec SE	1,510	34,962
Surteco Group SE	396	7,076
Symrise AG	1,256	119,936
Synlab AG	3,751	40,014
†TAG Immobilien AG	9,159	96,175
Takkt AG	2,185	29,662
Talanx AG	2,851	180,853
†TeamViewer SE	11,573	195,279
Technotrans SE	604	10,632
Telefonica Deutschland Holding AG	92,145	165,127
Thyssenkrupp AG	34,721	265,258
United Internet AG	4,267	91,399
VERBIO Vereinigte BioEnergie AG	2,083	83,928
†Vitesco Technologies Group AG Class A	1,970	159,854
Volkswagen AG	1,307	172,314
Vonovia SE	10,495	253,096
Vossloh AG	732	30,569
Wacker Chemie AG	1,267	181,708
Wacker Neuson SE	2,960	60,399
Washtec AG	765	27,095
†Westwing Group SE	241	2,293
Wuestenrot & Wuerttembergische AG	1,974	30,220
†Zalando SE	3,215	71,822
Zeal Network SE	623	20,781
		31,890,392
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greenland–0.11%
Ferguson PLC	3,293	$545,013
		545,013
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.93%
AIA Group Ltd.	197,400	1,609,510
Analogue Holdings Ltd.	86,000	14,826
†Apollo Future Mobility Group Ltd.	332,000	2,544
ASMPT Ltd.	23,700	212,154
Bank of East Asia Ltd.	80,321	99,697
†Blue River Holdings Ltd.	170,000	6,513
BOC Hong Kong Holdings Ltd.	66,000	180,783
†BOCOM International Holdings Co. Ltd.	59,000	2,562
Bright Smart Securities & Commodities Group Ltd.	108,000	20,549
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	15,800	31,193
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	36,775
†Cathay Pacific Airways Ltd.	100,909	103,603
†Century City International Holdings Ltd.	124,000	4,196
†China Energy Development Holdings Ltd.	840,000	9,225
Chow Sang Sang Holdings International Ltd.	30,000	37,045
Chow Tai Fook Jewellery Group Ltd.	52,600	79,260
CITIC Telecom International Holdings Ltd.	159,000	62,943
CK Asset Holdings Ltd.	40,780	214,811
CK Hutchison Holdings Ltd.	47,680	255,115
CK Infrastructure Holdings Ltd.	17,000	80,431
CK Life Sciences International Holdings, Inc.	194,000	17,341
CLP Holdings Ltd.	23,500	173,903
†C-Mer Eye Care Holdings Ltd.	18,000	8,758
Convenience Retail Asia Ltd.	48,000	4,229
†Cowell e Holdings, Inc.	22,000	43,882
LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Crystal International Group Ltd.	46,500	$14,667
CSI Properties Ltd.	300,000	4,367
Dah Sing Banking Group Ltd.	44,000	29,105
Dah Sing Financial Holdings Ltd.	13,200	27,914
Eagle Nice International Holdings Ltd.	4,000	2,247
EC Healthcare	28,000	10,870
Emperor International Holdings Ltd.	106,000	6,091
†Esprit Holdings Ltd.	212,000	8,663
ESR Group Ltd.	56,400	79,224
Fairwood Holdings Ltd.	6,000	7,907
Far East Consortium International Ltd.	137,005	28,167
First Pacific Co. Ltd.	172,000	68,089
†Fountain SET Holdings Ltd.	66,000	3,371
FSE Lifestyle Services Ltd.	22,000	16,154
Galaxy Entertainment Group Ltd.	4,000	24,084
Giordano International Ltd.	126,000	40,064
=†Gold Fin Holdings	80,000	0
Great Eagle Holdings Ltd.	14,722	24,966
Guotai Junan International Holdings Ltd.	312,000	24,304
=†Haitong International Securities Group Ltd.	225,350	20,432
Hang Lung Group Ltd.	52,000	73,309
Hang Lung Properties Ltd.	96,000	131,417
Hang Seng Bank Ltd.	8,300	103,287
Hanison Construction Holdings Ltd.	16,639	2,040
Henderson Land Development Co. Ltd.	34,412	90,743
HK Electric Investments & HK Electric Investments Ltd.	84,000	48,163
HKBN Ltd.	69,000	28,108
HKR International Ltd.	50,160	10,633
HKT Trust & HKT Ltd.	244,000	254,876
Hong Kong & China Gas Co. Ltd.	266,362	185,716
Hong Kong Exchanges & Clearing Ltd.	14,743	550,866
†Hong Kong Technology Venture Co. Ltd.	17,000	6,556
†Hongkong & Shanghai Hotels Ltd.	43,044	34,574
Hongkong Land Holdings Ltd.	28,600	102,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Hysan Development Co. Ltd.	27,000	$52,338
†IGG, Inc.	68,000	28,048
†IRC Ltd.	298,000	3,463
†ITC Properties Group Ltd.	32,819	3,101
Johnson Electric Holdings Ltd.	30,051	36,993
K Wah International Holdings Ltd.	78,000	21,913
Karrie International Holdings Ltd.	52,000	3,851
Kerry Logistics Network Ltd.	43,500	38,884
Kerry Properties Ltd.	41,500	70,589
Kowloon Development Co. Ltd.	35,000	30,571
†Lai Sun Development Co. Ltd.	45,450	5,862
†Lai Sun Garment International Ltd.	32,185	4,439
Liu Chong Hing Investment Ltd.	10,000	6,870
L'Occitane International SA	27,750	82,921
Luk Fook Holdings International Ltd.	30,000	77,768
Man Wah Holdings Ltd.	120,400	84,562
Mandarin Oriental International Ltd.	11,700	19,949
†Melco Resorts & Entertainment Ltd. ADR	600	5,934
†Midland Holdings Ltd.	68,000	5,297
Modern Dental Group Ltd.	35,000	14,347
MTR Corp. Ltd.	15,438	61,114
†NagaCorp Ltd.	71,321	34,427
Nameson Holdings Ltd.	38,000	2,111
New World Development Co. Ltd.	84,769	164,971
=†NewOcean Energy Holdings Ltd.	62,000	0
Nissin Foods Co. Ltd.	36,000	27,583
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	482,000	139,104
†Pacific Century Premium Developments Ltd.	37,368	1,336
Pacific Textiles Holdings Ltd.	82,000	16,963
PC Partner Group Ltd.	28,000	11,048
PCCW Ltd.	313,444	142,894
Perfect Medical Health Management Ltd.	42,000	20,220
Pico Far East Holdings Ltd.	58,000	10,739
LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Plover Bay Technologies Ltd.	24,000	$6,988
Power Assets Holdings Ltd.	23,000	111,315
PRADA SpA	18,300	107,730
Prudential PLC	21,818	236,600
Public Financial Holdings Ltd.	24,000	5,639
†Regal Hotels International Holdings Ltd.	18,000	6,321
Regina Miracle International Holdings Ltd.	29,000	9,406
†Samsonite International SA	82,800	284,425
†Shangri-La Asia Ltd.	84,000	57,495
†Shun Tak Holdings Ltd.	92,000	13,393
SITC International Holdings Co. Ltd.	109,000	183,176
†SJM Holdings Ltd.	161,250	63,421
SmarTone Telecommunications Holdings Ltd.	33,500	16,940
Soundwill Holdings Ltd.	5,000	3,761
Stella International Holdings Ltd.	36,000	36,088
Sun Hung Kai Properties Ltd.	15,000	160,517
SUNeVision Holdings Ltd.	70,000	28,962
Swire Pacific Ltd. Class A	16,000	107,982
Swire Pacific Ltd. Class B	35,000	38,258
Swire Properties Ltd.	18,400	38,393
Tai Hing Group Holdings Ltd.	62,000	7,284
Tao Heung Holdings Ltd.	2,000	197
Techtronic Industries Co. Ltd.	30,500	296,005
†Television Broadcasts Ltd.	36,000	14,665
†Texhong International Group Ltd.	9,500	5,253
Texwinca Holdings Ltd.	36,000	4,965
†Theme International Holdings Ltd.	110,000	9,130
Town Health International Medical Group Ltd.	336,000	13,730
Tradelink Electronic Commerce Ltd.	74,000	8,316
Transport International Holdings Ltd.	14,950	18,805
United Laboratories International Holdings Ltd.	84,000	85,062
Value Partners Group Ltd.	41,000	12,932
Vitasoy International Holdings Ltd.	58,000	70,214
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†VPower Group International Holdings Ltd.	11,052	$931
VSTECS Holdings Ltd.	60,000	33,712
VTech Holdings Ltd.	12,100	72,468
Wang On Group Ltd.	1,220,000	7,166
WH Group Ltd.	672,341	352,872
Wharf Real Estate Investment Co. Ltd.	25,000	96,572
Wing Tai Properties Ltd.	16,000	6,211
Xinyi Glass Holdings Ltd.	146,735	190,002
YTO International Express & Supply Chain Technology Ltd.	28,000	4,648
Yue Yuen Industrial Holdings Ltd.	58,500	67,233
†Zensun Enterprises Ltd.	55,000	1,229
†Zhaobangji Properties Holdings Ltd.	112,000	3,118
		9,504,664
Ireland–0.75%
AIB Group PLC	60,504	272,503
Bank of Ireland Group PLC	63,663	625,289
C&C Group PLC	26,878	45,583
Cairn Homes PLC	46,656	53,964
COSMO Pharmaceuticals NV	651	28,377
Dalata Hotel Group PLC	7,555	32,070
DCC PLC	5,493	308,895
FBD Holdings PLC	1,118	14,420
†Flutter Entertainment PLC	3,941	644,088
Glanbia PLC	12,160	200,685
†Glenveagh Properties PLC	42,689	44,997
Grafton Group PLC	15,373	169,560
†Hostelworld Group Plc	9,886	15,319
Irish Continental Group PLC	13,703	64,759
†James Hardie Industries PLC	10,411	273,038
Kerry Group PLC Class A	1,318	110,334
Kingspan Group PLC	4,808	360,708
†Permanent TSB Group Holdings PLC	929	2,112
Smurfit Kappa Group PLC	12,570	419,421
		3,686,122
Isle Of Man–0.02%
Entain PLC	9,595	109,201
Strix Group PLC	6,954	4,480
		113,681
Israel–0.87%
†Afcon Holdings Ltd.	294	8,764
LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†AFI Properties Ltd.	894	$30,397
Africa Israel Residences Ltd.	328	17,035
†Airport City Ltd.	3,084	47,342
Alrov Properties & Lodgings Ltd.	323	11,489
Amot Investments Ltd.	3,705	17,983
Arad Ltd.	603	9,494
†Ashdod Refinery Ltd.	681	18,836
Ashtrom Group Ltd.	2,536	34,592
AudioCodes Ltd.	1,429	14,447
Aura Investments Ltd.	6,537	15,280
†Azorim-Investment Development & Construction Co. Ltd.	3,495	12,544
Azrieli Group Ltd.	254	13,039
Bank Hapoalim BM	25,653	228,558
Bank Leumi Le-Israel BM	42,502	352,165
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	96,239
†Big Shopping Centers Ltd.	238	19,710
Blue Square Real Estate Ltd.	300	17,145
†Brack Capital Properties NV	158	13,212
†Cellcom Israel Ltd.	9,940	32,222
†Clal Insurance Enterprises Holdings Ltd.	5,502	85,623
Danel Adir Yeoshua Ltd.	390	32,022
Delek Automotive Systems Ltd.	3,464	21,355
Delek Group Ltd.	768	113,267
Delta Galil Ltd.	858	33,202
Delta Israel Brands Ltd.	528	5,693
Dor Alon Energy in Israel 1988 Ltd.	819	15,120
†Doral Group Renewable Energy Resources Ltd.	4,821	10,036
Elbit Systems Ltd.	237	46,921
Electra Consumer Products 1970 Ltd.	515	10,998
Electra Ltd.	132	50,784
Electra Real Estate Ltd.	1,339	12,908
Energix-Renewable Energies Ltd.	6,392	18,928
†Enlight Renewable Energy Ltd.	1,443	22,758
†Equital Ltd.	1,918	60,791
†Fattal Holdings 1998 Ltd.	340	34,380
First International Bank Of Israel Ltd.	3,148	135,603
FMS Enterprises Migun Ltd.	399	11,664
Formula Systems 1985 Ltd.	762	56,228
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Fox Wizel Ltd.	970	$67,506
Gav-Yam Lands Corp. Ltd.	2,549	16,211
†Gilat Satellite Networks Ltd.	1,455	9,414
†Hagag Group Real Estate Development	2,121	6,833
Hamat Group Ltd.	832	2,504
Harel Insurance Investments & Financial Services Ltd.	9,588	76,011
Hilan Ltd.	1,352	70,220
ICL Group Ltd.	17,105	94,387
IDI Insurance Co. Ltd.	511	11,951
Ilex Medical Ltd.	301	5,404
Inrom Construction Industries Ltd.	7,985	24,661
Israel Canada T.R Ltd.	3,989	9,994
Israel Discount Bank Ltd. Class A	54,638	296,146
Israel Land Development Co. Ltd.	991	8,809
Israel Shipyards Industries Ltd.	315	7,693
Isras Investment Co. Ltd.	128	23,890
†Kamada Ltd.	634	3,421
Kerur Holdings Ltd.	403	8,768
M Yochananof & Sons Ltd.	297	12,108
Magic Software Enterprises Ltd.	2,298	26,010
Malam - Team Ltd.	1,739	28,595
Matrix IT Ltd.	2,451	50,166
Max Stock Ltd.	5,071	9,554
Maytronics Ltd.	4,037	42,567
Mediterranean Towers Ltd.	4,876	10,998
†Mega Or Holdings Ltd.	1,052	18,804
†Mehadrin Ltd.	38	1,474
Meitav Investment House Ltd.	3,316	12,528
Menora Mivtachim Holdings Ltd.	2,003	46,724
Meshulam Levinstein Contracting & Engineering Ltd.	119	8,737
Migdal Insurance & Financial Holdings Ltd.	29,788	36,625
Mivne Real Estate KD Ltd.	11,443	27,547
Mizrahi Tefahot Bank Ltd.	6,227	226,132
Naphtha Israel Petroleum Corp. Ltd.	2,641	15,129
†Neto Malinda Trading Ltd.	834	9,826
†Neto ME Holdings Ltd.	91	1,522
†Nice Ltd. Sponsored ADR	256	43,520
†Nova Ltd.	1,065	117,443
Oil Refineries Ltd.	183,266	60,443
LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
One Software Technologies Ltd.	1,800	$22,716
†OPC Energy Ltd.	3,139	20,293
Palram Industries 1990 Ltd.	1,245	10,695
†Partner Communications Co. Ltd.	10,680	42,053
†Paz Oil Co. Ltd.	681	56,074
†Perion Network Ltd.	1,094	33,661
Phoenix Holdings Ltd.	9,871	103,612
Plasson Industries Ltd.	216	8,936
Plus500 Ltd.	6,766	113,674
Prashkovsky Investments & Construction Ltd.	354	7,860
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	48,887
Retailors Ltd.	581	11,424
Sano-Brunos Enterprises Ltd.	99	6,528
†Scope Metals Group Ltd.	396	12,438
Shapir Engineering & Industry Ltd.	3,710	25,027
†Shikun & Binui Ltd.	15,502	41,869
†Shufersal Ltd.	9,132	42,408
†Strauss Group Ltd.	1,472	30,938
Tadiran Group Ltd.	222	15,685
Tamar Petroleum Ltd.	6,761	29,123
Telsys Ltd.	266	18,478
†Teva Pharmaceutical Industries Ltd. ADR	4,887	49,847
TIV TAAM Holdings 1 Ltd.	2,570	4,226
†Tower Semiconductor Ltd.	5,841	143,455
YH Dimri Construction & Development Ltd.	672	43,751
		4,282,707
Italy–2.29%
A2A SpA	103,471	184,440
ACEA SpA	4,679	51,002
Amplifon SpA	7,582	225,412
Anima Holding SpA	14,273	59,908
Aquafil SpA	1,318	3,553
Arnoldo Mondadori Editore SpA	9,603	21,727
Ascopiave SpA	2,898	6,079
Assicurazioni Generali SpA	9,046	185,205
†Avio SpA	2,148	18,440
Azimut Holding SpA	9,520	208,145
Banca Generali SpA	3,836	135,904
Banca IFIS SpA	2,288	39,599
Banca Mediolanum SpA	10,637	91,115
†Banca Monte dei Paschi di Siena SpA	34	87
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Banca Popolare di Sondrio SPA	34,148	$176,038
Banco BPM SpA	134,908	646,834
Banco di Desio e della Brianza SpA	4,685	16,395
Biesse SpA	1,326	15,491
BPER Banca	87,370	267,601
Brembo SpA	9,007	111,986
Brunello Cucinelli SpA	2,373	180,763
Buzzi SpA	6,136	168,150
Carel Industries SpA	2,350	56,399
Cementir Holding NV	2,477	19,641
†CIR SpA-Compagnie Industriali	42,425	18,121
Credito Emiliano SpA	7,868	64,717
Danieli & C Officine Meccaniche SpA	5,035	116,028
Datalogic SpA	1,618	10,435
Davide Campari-Milano NV	4,307	50,841
De' Longhi SpA	2,087	45,498
DiaSorin SpA	351	32,070
Digital Bros SpA	331	4,213
doValue SpA	3,693	14,427
El.En. SpA	833	7,666
Elica SpA	3,193	7,224
Emak SpA	9,453	9,574
Enav SpA	7,019	26,003
Enel SpA	128,767	792,329
Eni SpA	81,248	1,310,482
ERG SpA	501	12,098
Esprinet SpA	1,533	7,861
Ferrari NV	1,901	562,150
†Fincantieri SpA	11,573	5,763
FinecoBank Banca Fineco SpA	15,175	184,744
Gefran SpA	845	7,460
†Geox SpA	789	611
Gruppo MutuiOnline SpA	1,221	32,208
Hera SpA	46,718	127,927
IMMSI SpA	4,790	2,324
Infrastrutture Wireless Italiane SpA	5,873	69,947
Interpump Group SpA	1,007	46,302
Intesa Sanpaolo SpA	178,302	459,964
Iren SpA	40,187	77,540
Italgas SpA	26,577	136,334
†Iveco Group NV	9,343	87,538
Leonardo SpA	19,643	283,685
LU-VE SpA	721	16,465
Maire Tecnimont SpA	9,843	40,502
Mediobanca Banca di Credito Finanziario SpA	27,877	369,296
MFE-MediaForEurope NV Class A	90,865	38,408
LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
MFE-MediaForEurope NV Class B	31,335	$19,695
Moncler SpA	4,986	290,351
†Newlat Food SpA	1,500	9,277
†Nexi SpA	25,012	153,058
Orsero SpA	801	12,127
OVS SpA	25,902	53,893
Pharmanutra SpA	227	11,760
Piaggio & C SpA	13,390	42,838
Pirelli & C SpA	24,241	116,893
Poste Italiane SpA	16,168	170,389
Prysmian SpA	5,198	209,657
RAI Way SpA	7,667	40,124
Recordati Industria Chimica e Farmaceutica SpA	3,011	142,329
Reply SpA	676	63,644
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	12,810
†Sabaf SpA	510	8,250
†Safilo Group SpA	2,772	2,485
Salvatore Ferragamo SpA	2,493	33,052
Sanlorenzo SpA	298	11,185
Saras SpA	65,049	93,222
Sesa SpA	667	70,131
Snam SpA	23,121	108,754
SOL SpA	1,655	46,893
†Spaxs SpA	2,590	14,431
Technogym SpA	8,664	67,051
†Telecom Italia SpA	1,066,153	334,273
Terna - Rete Elettrica Nazionale	26,385	198,839
UniCredit SpA	29,868	717,767
Unieuro SpA	1,596	14,292
Unipol Gruppo SpA	32,825	177,755
UnipolSai Assicurazioni SpA	22,858	55,245
Webuild SpA	8,251	14,699
Zignago Vetro SpA	1,349	20,224
		11,306,062
Japan–22.83%
77 Bank Ltd.	4,800	101,820
A&D HOLON Holdings Co. Ltd.	2,600	29,612
ABC-Mart, Inc.	1,800	32,377
†Access Co. Ltd.	3,100	16,284
Achilles Corp.	800	7,714
Adastria Co. Ltd.	1,600	30,846
ADEKA Corp.	6,100	104,354
Ad-sol Nissin Corp.	1,300	14,867
Advan Group Co. Ltd.	1,400	9,884
Advantest Corp.	12,800	358,116
Adventure, Inc.	300	10,399
Aeon Co. Ltd.	12,600	249,783
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aeon Delight Co. Ltd.	1,500	$33,023
Aeon Fantasy Co. Ltd.	1,000	21,279
Aeon Hokkaido Corp.	2,300	13,421
Aeon Mall Co. Ltd.	4,400	51,820
AGC, Inc.	13,800	484,256
Agro-Kanesho Co. Ltd.	800	7,248
Ahresty Corp.	1,900	10,820
Ai Holdings Corp.	2,000	31,692
Aica Kogyo Co. Ltd.	2,800	62,524
Aichi Financial Group, Inc.	2,698	44,196
Aichi Steel Corp.	1,200	31,397
Aichi Tokei Denki Co. Ltd.	1,500	17,646
Ain Holdings, Inc.	1,500	44,265
Air Water, Inc.	13,900	173,285
Airport Facilities Co. Ltd.	2,700	10,208
Airtrip Corp.	1,500	21,330
Aisan Industry Co. Ltd.	2,000	17,893
Aisin Corp.	6,800	257,093
Ajinomoto Co., Inc.	5,100	196,710
†Akebono Brake Industry Co. Ltd.	7,100	6,652
Akita Bank Ltd.	1,500	20,256
Albis Co. Ltd.	600	9,732
Alconix Corp.	2,700	24,463
Alfresa Holdings Corp.	10,800	177,422
Alinco, Inc.	2,100	15,078
Alleanza Holdings Co. Ltd.	1,600	10,771
Alpen Co. Ltd.	2,200	28,472
†AlphaPolis Co. Ltd.	600	10,327
Alps Alpine Co. Ltd.	18,024	156,492
Alps Logistics Co. Ltd.	1,100	11,888
Altech Corp.	1,980	33,587
Amada Co. Ltd.	18,700	188,264
Amano Corp.	3,800	83,456
Amiyaki Tei Co. Ltd.	300	7,528
Amvis Holdings, Inc.	2,900	50,513
†ANA Holdings, Inc.	3,100	64,991
Anest Iwata Corp.	1,300	10,404
Anritsu Corp.	8,100	57,861
AOKI Holdings, Inc.	3,000	20,296
Aoyama Trading Co. Ltd.	3,400	38,018
Aoyama Zaisan Networks Co. Ltd.	1,300	9,517
Aozora Bank Ltd.	6,700	136,968
Arakawa Chemical Industries Ltd.	1,000	6,805
Arata Corp.	1,100	41,073
ARCLANDS Corp.	4,918	52,524
Arcs Co. Ltd.	3,600	65,597
ARE Holdings, Inc.	6,600	83,781
Arealink Co. Ltd.	700	13,790
Argo Graphics, Inc.	800	17,773
Arisawa Manufacturing Co. Ltd.	1,500	10,640
As One Corp.	1,300	47,497
LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Co. Ltd.	1,900	$16,096
Asahi Group Holdings Ltd.	6,500	243,141
Asahi Intecc Co. Ltd.	4,700	84,540
Asahi Kasei Corp.	52,500	330,198
Asahi Net, Inc.	1,400	5,865
Asahi Yukizai Corp.	1,500	37,088
Asanuma Corp.	1,000	24,023
Asia Pile Holdings Corp.	1,700	7,952
Asics Corp.	4,600	160,772
ASKA Pharmaceutical Holdings Co. Ltd.	2,200	24,968
ASKUL Corp.	2,000	26,231
Astellas Pharma, Inc.	7,300	101,313
Astena Holdings Co. Ltd.	2,300	7,588
Aucnet, Inc.	1,200	14,398
Autobacs Seven Co. Ltd.	5,600	59,283
Avant Group Corp.	2,000	17,425
Avantia Co. Ltd.	1,400	8,132
Awa Bank Ltd.	2,500	38,343
Axial Retailing, Inc.	1,600	40,096
Azbil Corp.	1,600	49,015
AZ-Com Maruwa Holdings, Inc.	3,100	44,143
Bandai Namco Holdings, Inc.	8,100	164,884
Bando Chemical Industries Ltd.	4,300	47,218
Bank of Iwate Ltd.	1,400	24,470
Bank of Kochi Ltd.	500	3,413
=†Bank of Kyoto Ltd.	3,300	186,000
Bank of Nagoya Ltd.	700	24,311
Bank of Saga Ltd.	1,500	20,416
Bank of the Ryukyus Ltd.	3,500	26,700
Bank of Toyama Ltd.	500	6,069
Base Co. Ltd.	600	17,305
BayCurrent Consulting, Inc.	4,400	147,157
Beauty Garage, Inc.	600	19,613
Belc Co. Ltd.	900	41,374
Bell System24 Holdings, Inc.	3,000	31,718
Belluna Co. Ltd.	3,800	17,088
Benefit One, Inc.	4,700	34,014
Benesse Holdings, Inc.	5,200	63,660
†Bengo4.com, Inc.	600	19,412
Bic Camera, Inc.	6,700	49,452
BIPROGY, Inc.	4,100	102,445
BML, Inc.	1,700	31,807
Bourbon Corp.	500	7,695
BP Castrol KK	1,800	11,142
Br Holdings Corp.	2,000	4,912
BrainPad, Inc.	900	5,209
Bridgestone Corp.	16,300	635,792
Brother Industries Ltd.	13,400	215,966
Bull-Dog Sauce Co. Ltd.	1,000	13,939
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bunka Shutter Co. Ltd.	4,300	$31,824
Business Brain Showa-Ota, Inc.	700	10,127
C Uyemura & Co. Ltd.	500	31,551
Calbee, Inc.	4,000	76,124
Canon Electronics, Inc.	1,900	24,042
Canon Marketing Japan, Inc.	3,000	77,831
Canon, Inc.	10,200	246,059
Capcom Co. Ltd.	5,200	187,380
Careerlink Co. Ltd.	700	11,368
Carlit Holdings Co. Ltd.	2,400	15,337
Carta Holdings, Inc.	500	4,269
Casa, Inc.	2,700	15,664
Casio Computer Co. Ltd.	4,800	40,262
Cawachi Ltd.	1,200	19,971
†CellSource Co. Ltd.	600	10,086
Celsys, Inc.	1,900	9,485
Central Automotive Products Ltd.	700	17,448
Central Glass Co. Ltd.	2,700	53,570
Central Japan Railway Co.	7,500	182,431
Central Security Patrols Co. Ltd.	900	18,820
Central Sports Co. Ltd.	600	9,736
Ceres, Inc.	1,000	6,457
Change Holdings, Inc.	900	10,606
Charm Care Corp. KK	3,000	23,488
Chiba Bank Ltd.	18,200	132,444
Chiba Kogyo Bank Ltd.	4,900	28,527
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	12,507
†Chiyoda Corp.	7,600	19,275
Chori Co. Ltd.	700	14,034
Chubu Electric Power Co., Inc.	10,800	137,819
Chubu Shiryo Co. Ltd.	1,700	12,445
Chuetsu Pulp & Paper Co. Ltd.	800	7,473
Chugai Pharmaceutical Co. Ltd.	10,000	309,422
Chugin Financial Group, Inc.	12,500	93,390
Chugoku Electric Power Co., Inc.	14,600	89,892
Chugoku Marine Paints Ltd.	4,600	41,709
CI Takiron Corp.	4,000	15,364
Citizen Watch Co. Ltd.	18,600	114,507
CKD Corp.	4,200	57,924
CK-San-Etsu Co. Ltd.	700	16,863
CMIC Holdings Co. Ltd.	800	9,218
CMK Corp.	8,100	36,316
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	124,651
LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Colowide Co. Ltd.	6,100	$98,578
Computer Engineering & Consulting Ltd.	1,800	19,236
COMSYS Holdings Corp.	5,300	110,866
Comture Corp.	2,300	35,660
Concordia Financial Group Ltd.	37,469	170,872
Cosmo Energy Holdings Co. Ltd.	6,100	214,708
Cosmos Pharmaceutical Corp.	700	71,644
Cota Co. Ltd.	968	10,299
CRE, Inc.	500	5,300
Create Restaurants Holdings, Inc.	9,400	71,834
Create SD Holdings Co. Ltd.	1,300	29,490
Creek & River Co. Ltd.	1,100	15,509
Cresco Ltd.	900	10,660
CTI Engineering Co. Ltd.	1,000	30,079
CTS Co. Ltd.	2,700	12,629
Curves Holdings Co. Ltd.	3,600	17,007
CyberAgent, Inc.	11,300	60,969
Cybozu, Inc.	2,000	27,141
Dai Nippon Toryo Co. Ltd.	2,000	12,982
Daicel Corp.	22,600	189,190
Dai-Dan Co. Ltd.	2,800	27,824
Daido Metal Co. Ltd.	3,800	14,494
Daido Steel Co. Ltd.	2,200	89,522
Daifuku Co. Ltd.	6,000	113,604
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	12,366
Daihen Corp.	1,400	47,404
Daiho Corp.	1,000	26,399
Dai-Ichi Cutter Kogyo KK	2,400	20,685
Daiichi Jitsugyo Co. Ltd.	1,800	22,428
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	6,377
Dai-ichi Life Holdings, Inc.	16,900	350,236
Daiichi Sankyo Co. Ltd.	3,800	104,408
Daiken Corp.	800	16,033
Daiken Medical Co. Ltd.	2,500	8,883
Daiki Aluminium Industry Co. Ltd.	3,000	26,218
Daikin Industries Ltd.	2,600	408,425
Daikokutenbussan Co. Ltd.	800	33,726
Daikyonishikawa Corp.	4,000	21,547
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	9,122
Daio Paper Corp.	6,400	52,420
Daiseki Co. Ltd.	1,700	45,503
Daishi Hokuetsu Financial Group, Inc.	3,050	77,454
Daishinku Corp.	1,000	5,153
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daito Pharmaceutical Co. Ltd.	1,760	$27,677
Daito Trust Construction Co. Ltd.	1,900	200,248
Daitron Co. Ltd.	800	16,167
Daiwa House Industry Co. Ltd.	18,600	499,726
Daiwa Securities Group, Inc.	37,700	217,739
Daiwabo Holdings Co. Ltd.	7,800	149,538
DCM Holdings Co. Ltd.	9,200	74,738
Dear Life Co. Ltd.	2,300	12,313
Denka Co. Ltd.	5,500	99,481
Denso Corp.	15,600	250,640
Dentsu Group, Inc.	6,700	197,270
Dexerials Corp.	4,700	116,053
Diamond Electric Holdings Co. Ltd.	700	3,958
DIC Corp.	7,400	120,255
Digital Arts, Inc.	900	27,854
Digital Hearts Holdings Co. Ltd.	1,000	6,712
Digital Information Technologies Corp.	1,900	23,305
Dip Corp.	3,200	78,801
Direct Marketing MiX, Inc.	1,500	4,698
Disco Corp.	1,900	350,656
DKS Co. Ltd.	600	6,986
DMG Mori Co. Ltd.	9,200	156,555
Double Standard, Inc.	1,200	13,555
Doutor Nichires Holdings Co. Ltd.	2,900	45,215
Dowa Holdings Co. Ltd.	4,900	152,502
DTS Corp.	2,200	46,962
DyDo Group Holdings, Inc.	600	22,123
Eagle Industry Co. Ltd.	2,500	28,339
East Japan Railway Co.	2,500	143,118
Ebara Corp.	6,800	318,932
Ebara Foods Industry, Inc.	500	9,853
Ebara Jitsugyo Co. Ltd.	1,200	21,866
Ebase Co. Ltd.	1,200	5,292
Eco's Co. Ltd.	1,500	20,517
EDION Corp.	6,600	65,276
EF-ON, Inc.	960	3,218
eGuarantee, Inc.	2,400	31,285
E-Guardian, Inc.	700	12,502
Ehime Bank Ltd.	2,500	16,428
Eidai Co. Ltd.	3,200	4,797
Eiken Chemical Co. Ltd.	2,300	21,024
Eisai Co. Ltd.	500	27,784
Elan Corp.	1,800	9,865
Elecom Co. Ltd.	4,000	46,654
Electric Power Development Co. Ltd.	5,700	92,228
Elematec Corp.	1,500	18,569
LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
EM Systems Co. Ltd.	1,900	$9,358
En Japan, Inc.	2,900	45,177
Endo Lighting Corp.	1,600	13,683
ENEOS Holdings, Inc.	153,450	605,729
eRex Co. Ltd.	2,300	11,805
ES-Con Japan Ltd.	1,800	11,238
ESPEC Corp.	1,500	24,110
Exedy Corp.	3,000	52,476
EXEO Group, Inc.	6,300	129,170
Ezaki Glico Co. Ltd.	3,500	96,142
F&M Co. Ltd.	600	8,913
FALCO HOLDINGS Co. Ltd.	900	11,690
Fancl Corp.	2,300	35,153
FANUC Corp.	5,300	138,068
Fast Retailing Co. Ltd.	2,700	588,818
†FDK Corp.	1,200	6,569
Feed One Co. Ltd.	1,840	9,801
Ferrotec Holdings Corp.	3,700	70,811
FIDEA Holdings Co. Ltd.	1,800	19,308
Financial Partners Group Co. Ltd.	2,500	22,501
FINDEX, Inc.	1,400	7,054
First Bank of Toyama Ltd.	3,100	19,458
First Brothers Co. Ltd.	1,700	14,243
Fixstars Corp.	1,500	11,754
Food & Life Cos. Ltd.	7,600	127,853
Foster Electric Co. Ltd.	1,900	12,600
FP Corp.	2,600	41,799
France Bed Holdings Co. Ltd.	1,400	11,364
F-Tech, Inc.	1,100	6,146
Fudo Tetra Corp.	1,890	25,383
Fuji Corp.	6,900	105,253
Fuji Corp. Ltd.	3,100	15,226
Fuji Electric Co. Ltd.	3,600	162,511
Fuji Kyuko Co. Ltd.	2,000	62,299
Fuji Oil Co. Ltd.	6,500	14,919
Fuji Oil Holdings, Inc.	4,300	65,245
Fuji Pharma Co. Ltd.	700	5,462
Fuji Seal International, Inc.	2,700	32,196
Fuji Soft, Inc.	2,000	64,775
Fujibo Holdings, Inc.	1,300	31,273
Fujicco Co. Ltd.	1,300	16,772
FUJIFILM Holdings Corp.	3,600	208,571
Fujikura Composites, Inc.	1,400	11,008
Fujikura Ltd.	24,000	192,960
Fujimi, Inc.	1,800	36,195
Fujimori Kogyo Co. Ltd.	900	22,374
Fujisash Co. Ltd.	13,300	6,853
Fujitsu General Ltd.	800	15,024
Fujitsu Ltd.	3,200	376,874
Fujiya Co. Ltd.	600	10,214
FuKoKu Co. Ltd.	1,800	17,309
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fukuda Corp.	400	$12,968
Fukuda Denshi Co. Ltd.	1,400	50,870
Fukui Bank Ltd.	1,800	18,718
Fukui Computer Holdings, Inc.	1,100	19,617
Fukuoka Financial Group, Inc.	6,700	160,461
Fukushima Bank Ltd.	1,600	2,580
Fukushima Galilei Co. Ltd.	700	22,742
Fukuyama Transporting Co. Ltd.	2,400	63,116
FULLCAST Holdings Co. Ltd.	1,600	20,150
Funai Soken Holdings, Inc.	3,000	52,396
Furukawa Battery Co. Ltd.	2,300	15,006
Furukawa Co. Ltd.	3,300	37,099
Furukawa Electric Co. Ltd.	5,600	89,261
Furuno Electric Co. Ltd.	2,500	23,120
Furuya Metal Co. Ltd.	600	41,475
Furyu Corp.	2,700	27,914
Fuso Chemical Co. Ltd.	1,900	49,967
Fuso Pharmaceutical Industries Ltd.	400	5,276
Futaba Industrial Co. Ltd.	7,100	36,346
Future Corp.	4,000	40,310
G-7 Holdings, Inc.	3,200	26,552
Gakken Holdings Co. Ltd.	2,200	12,823
Gakkyusha Co. Ltd.	900	12,268
Gecoss Corp.	900	5,914
Genky DrugStores Co. Ltd.	1,300	48,106
Geo Holdings Corp.	3,500	55,554
Gift Holdings, Inc.	2,200	33,919
Giken Ltd.	1,700	22,865
GLOBERIDE, Inc.	1,400	18,924
Glory Ltd.	4,300	85,804
GMO Financial Gate, Inc.	300	21,380
GMO Financial Holdings, Inc.	2,700	13,117
GMO GlobalSign Holdings KK	800	14,711
GMO Payment Gateway, Inc.	1,100	60,189
Godo Steel Ltd.	1,200	36,858
Goldwin, Inc.	1,200	81,424
Golf Digest Online, Inc.	2,300	10,835
Good Com Asset Co. Ltd.	1,800	12,599
Gremz, Inc.	1,700	26,244
GS Yuasa Corp.	6,100	108,701
G-Tekt Corp.	1,700	20,704
Gunma Bank Ltd.	28,900	134,908
Gunze Ltd.	1,100	33,197
H.U. Group Holdings, Inc.	4,600	78,185
H2O Retailing Corp.	7,100	86,184
HABA Laboratories, Inc.	400	6,330
Hachijuni Bank Ltd.	27,678	152,781
LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hagihara Industries, Inc.	1,300	$15,989
Hagiwara Electric Holdings Co. Ltd.	400	10,586
Hakudo Co. Ltd.	1,100	16,709
Hakuhodo DY Holdings, Inc.	11,500	94,615
Hakuto Co. Ltd.	1,300	44,105
Halows Co. Ltd.	800	22,484
Hamakyorex Co. Ltd.	1,800	48,903
Hamamatsu Photonics KK	3,200	134,882
Hankyu Hanshin Holdings, Inc.	6,100	208,218
Hanwa Co. Ltd.	3,300	104,781
Happinet Corp.	800	13,383
Hard Off Corp. Co. Ltd.	2,100	21,008
Harima Chemicals Group, Inc.	1,400	7,729
Harmonic Drive Systems, Inc.	500	11,108
Haseko Corp.	20,600	262,876
Hashimoto Sogyo Holdings Co. Ltd.	1,400	10,652
Hazama Ando Corp.	15,000	117,137
Heiwa Corp.	4,700	67,462
Heiwa Real Estate Co. Ltd.	2,200	58,592
Heiwado Co. Ltd.	3,300	57,591
†Hino Motors Ltd.	15,300	58,450
Hioki EE Corp.	600	29,028
Hirakawa Hewtech Corp.	2,000	18,937
Hirano Tecseed Co. Ltd.	700	10,029
Hirata Corp.	700	35,131
Hirogin Holdings, Inc.	22,300	136,868
Hirose Electric Co. Ltd.	600	69,540
Hiroshima Gas Co. Ltd.	2,000	5,206
Hitachi Construction Machinery Co. Ltd.	3,700	112,555
Hitachi Ltd.	21,400	1,328,192
Hitachi Zosen Corp.	13,400	75,232
Hochiki Corp.	1,300	14,075
Hodogaya Chemical Co. Ltd.	400	8,512
Hogy Medical Co. Ltd.	1,600	34,208
Hokkaido Coca-Cola Bottling Co. Ltd.	400	7,374
Hokkaido Electric Power Co., Inc.	9,500	41,461
Hokkaido Gas Co. Ltd.	800	12,703
Hokkan Holdings Ltd.	800	8,078
Hokko Chemical Industry Co. Ltd.	2,100	13,378
Hokkoku Financial Holdings, Inc.	1,900	66,113
Hokuetsu Corp.	9,600	69,700
Hokuetsu Industries Co. Ltd.	2,000	27,837
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hokuhoku Financial Group, Inc.	9,900	$106,029
Hokuriku Electric Industry Co. Ltd.	1,300	12,370
†Hokuriku Electric Power Co.	7,900	42,608
Hokuto Corp.	1,200	14,615
Honda Motor Co. Ltd.	73,500	827,268
Honda Motor Co. Ltd. ADR	1,162	39,090
H-One Co. Ltd.	800	4,684
Honeys Holdings Co. Ltd.	2,300	24,117
Honma Golf Ltd.	17,500	7,263
Hoosiers Holdings Co. Ltd.	2,900	21,113
Horiba Ltd.	2,500	135,406
Hoshizaki Corp.	1,000	34,763
Hosokawa Micron Corp.	1,200	32,923
House Foods Group, Inc.	2,400	50,107
Howa Machinery Ltd.	1,300	6,794
Hoya Corp.	5,000	512,748
HS Holdings Co. Ltd.	1,600	10,557
Hulic Co. Ltd.	14,900	133,705
Hyakugo Bank Ltd.	16,800	60,257
Hyakujushi Bank Ltd.	2,400	42,109
Ibiden Co. Ltd.	4,700	250,474
IBJ, Inc.	1,500	6,374
Ichigo, Inc.	11,000	23,996
Ichiken Co. Ltd.	800	11,172
Ichikoh Industries Ltd.	2,000	7,575
Ichinen Holdings Co. Ltd.	2,500	24,040
Ichiyoshi Securities Co. Ltd.	4,600	21,639
ID Holdings Corp.	1,100	10,600
IDEA Consultants, Inc.	700	8,057
Idec Corp.	2,000	39,722
Idemitsu Kosan Co. Ltd.	13,596	312,788
IDOM, Inc.	5,900	28,781
IHI Corp.	9,400	197,196
Iida Group Holdings Co. Ltd.	4,000	66,555
Iino Kaiun Kaisha Ltd.	10,000	70,195
IJTT Co. Ltd.	2,700	12,322
I'll, Inc.	900	23,367
IMAGICA GROUP, Inc.	1,900	7,425
Imura & Co. Ltd.	1,100	8,848
Imuraya Group Co. Ltd.	800	12,120
Inaba Denki Sangyo Co. Ltd.	2,500	54,119
Inaba Seisakusho Co. Ltd.	900	9,311
Inabata & Co. Ltd.	3,500	73,307
Inageya Co. Ltd.	900	8,763
I-Net Corp.	1,100	12,616
Infocom Corp.	1,700	31,306
Information Services International-Dentsu Ltd.	1,800	68,897
LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
INFRONEER Holdings, Inc.	18,740	$194,122
Innotech Corp.	3,400	36,448
Inpex Corp.	43,000	649,143
Insource Co. Ltd.	3,600	24,933
Intage Holdings, Inc.	2,000	29,925
Integrated Design & Engineering Holdings Co. Ltd.	1,300	31,099
Inter Action Corp.	900	6,203
Internet Initiative Japan, Inc.	6,400	103,533
Inui Global Logistics Co. Ltd.	1,200	10,616
I-PEX, Inc.	900	9,588
IPS, Inc.	600	10,399
IR Japan Holdings Ltd.	800	9,331
Iriso Electronics Co. Ltd.	1,400	39,347
ISB Corp.	1,100	10,622
Iseki & Co. Ltd.	2,300	18,207
Isetan Mitsukoshi Holdings Ltd.	12,400	143,674
Ishihara Sangyo Kaisha Ltd.	2,600	25,767
†Istyle, Inc.	6,900	23,456
Isuzu Motors Ltd.	29,500	371,218
ITmedia, Inc.	600	4,690
Ito En Ltd.	2,400	77,232
ITOCHU Corp.	31,200	1,128,662
Itochu Enex Co. Ltd.	6,000	60,426
Itochu-Shokuhin Co. Ltd.	300	13,731
Itoham Yonekyu Holdings, Inc.	2,480	67,211
Itoki Corp.	4,300	43,420
IwaiCosmo Holdings, Inc.	2,000	23,381
Iwaki Co. Ltd.	2,000	23,889
Iwatani Corp.	3,500	176,476
Iyogin Holdings, Inc.	19,400	139,554
Izumi Co. Ltd.	2,700	71,529
J Front Retailing Co. Ltd.	18,400	188,260
J Trust Co. Ltd.	7,800	25,001
JAC Recruitment Co. Ltd.	1,300	22,113
JANOME Corp.	1,000	4,945
Japan Airlines Co. Ltd.	3,900	75,891
Japan Airport Terminal Co. Ltd.	700	29,683
Japan Aviation Electronics Industry Ltd.	4,000	79,684
†Japan Communications, Inc.	7,800	11,431
Japan Electronic Materials Corp.	1,200	11,009
Japan Elevator Service Holdings Co. Ltd.	5,100	74,910
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Exchange Group, Inc.	15,500	$287,721
†Japan Hospice Holdings, Inc.	800	13,533
Japan Investment Adviser Co. Ltd.	700	7,930
Japan Lifeline Co. Ltd.	4,500	35,051
Japan Material Co. Ltd.	5,800	89,034
Japan Medical Dynamic Marketing, Inc.	1,400	7,054
Japan Post Holdings Co. Ltd.	24,100	193,119
Japan Post Insurance Co. Ltd.	5,200	87,705
Japan Property Management Center Co. Ltd.	1,500	11,453
Japan Pulp & Paper Co. Ltd.	800	26,151
Japan Securities Finance Co. Ltd.	4,600	44,172
Japan Steel Works Ltd.	1,700	31,591
Japan System Techniques Co. Ltd.	1,800	27,173
Japan Tobacco, Inc.	24,300	559,368
Japan Transcity Corp.	3,000	13,249
Japan Wool Textile Co. Ltd.	4,700	42,333
JBCC Holdings, Inc.	800	15,246
JCU Corp.	2,100	43,703
JDC Corp.	4,600	20,439
Jeol Ltd.	3,000	89,494
JFE Holdings, Inc.	37,600	551,269
†JIG-SAW, Inc.	300	7,920
Jimoto Holdings, Inc.	1,930	5,579
JINS Holdings, Inc.	1,100	23,481
JINUSHI Co. Ltd.	700	8,984
JK Holdings Co. Ltd.	1,500	9,716
J-Lease Co. Ltd.	600	8,271
JM Holdings Co. Ltd.	800	10,412
JMS Co. Ltd.	1,500	5,420
†Joban Kosan Co. Ltd.	800	6,916
J-Oil Mills, Inc.	1,400	16,713
Joshin Denki Co. Ltd.	2,200	34,625
Joyful Honda Co. Ltd.	3,900	45,879
JP-Holdings, Inc.	4,300	9,697
JSB Co. Ltd.	900	32,281
JSP Corp.	1,400	19,139
JSR Corp.	1,800	48,385
JTEKT Corp.	14,100	133,131
Juki Corp.	2,600	10,752
Juroku Financial Group, Inc.	2,500	62,651
Justsystems Corp.	2,400	48,164
JVCKenwood Corp.	16,000	73,126
Kadokawa Corp.	1,800	36,039
LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kadoya Sesame Mills, Inc.	300	$7,026
Kaga Electronics Co. Ltd.	1,700	73,829
Kagome Co. Ltd.	2,100	45,600
Kajima Corp.	15,700	255,661
Kakaku.com, Inc.	7,500	76,134
Kaken Pharmaceutical Co. Ltd.	2,100	49,184
Kakiyasu Honten Co. Ltd.	700	11,612
Kamakura Shinsho Ltd.	2,300	9,604
Kameda Seika Co. Ltd.	900	24,662
Kamei Corp.	1,600	15,632
Kamigumi Co. Ltd.	5,000	103,051
Kanaden Corp.	1,100	9,665
Kanagawa Chuo Kotsu Co. Ltd.	400	8,485
Kanamic Network Co. Ltd.	1,800	6,275
Kanamoto Co. Ltd.	2,500	43,931
Kandenko Co. Ltd.	9,600	88,458
Kaneka Corp.	3,800	98,713
Kaneko Seeds Co. Ltd.	900	8,787
Kanematsu Corp.	6,800	94,101
Kanro, Inc.	1,300	18,042
Kansai Electric Power Co., Inc.	14,000	194,627
Kansai Paint Co. Ltd.	4,100	58,644
Kanto Denka Kogyo Co. Ltd.	4,200	24,564
Kao Corp.	5,300	196,870
†Kasai Kogyo Co. Ltd.	2,600	4,454
Katitas Co. Ltd.	4,100	59,755
Kato Sangyo Co. Ltd.	2,100	55,859
Kato Works Co. Ltd.	400	3,223
KAWADA TECHNOLOGIES, Inc.	600	25,134
Kawai Musical Instruments Manufacturing Co. Ltd.	500	11,945
Kawasaki Heavy Industries Ltd.	12,100	293,108
Kawasaki Kisen Kaisha Ltd.	4,200	143,448
KDDI Corp.	36,700	1,124,036
KeePer Technical Laboratory Co. Ltd.	700	27,309
Keihan Holdings Co. Ltd.	3,000	79,657
Keihanshin Building Co. Ltd.	1,600	14,700
Keikyu Corp.	8,000	68,014
Keio Corp.	3,000	103,225
Keisei Electric Railway Co. Ltd.	2,500	86,657
KEIWA, Inc.	1,000	9,469
Keiyo Bank Ltd.	9,000	41,676
Keiyo Co. Ltd.	3,000	16,482
Kenko Mayonnaise Co. Ltd.	1,500	14,625
Kewpie Corp.	5,400	86,850
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keyence Corp.	1,600	$594,218
KFC Holdings Japan Ltd.	1,400	28,049
KFC Ltd.	1,300	11,439
KH Neochem Co. Ltd.	2,400	36,858
Kibun Foods, Inc.	2,200	16,606
Kikkoman Corp.	1,800	94,481
Kimura Unity Co. Ltd.	2,000	18,362
King Jim Co. Ltd.	1,800	10,575
Kintetsu Department Store Co. Ltd.	700	13,392
Kintetsu Group Holdings Co. Ltd.	2,300	65,226
Kirin Holdings Co. Ltd.	6,800	95,238
Ki-Star Real Estate Co. Ltd.	600	18,549
†Kitagawa Corp.	600	5,794
Kita-Nippon Bank Ltd.	400	6,223
Kitz Corp.	5,100	35,322
Kiyo Bank Ltd.	5,100	51,123
†KNT-CT Holdings Co. Ltd.	700	6,281
Koa Corp.	2,000	24,077
Koatsu Gas Kogyo Co. Ltd.	2,000	10,131
Kobayashi Pharmaceutical Co. Ltd.	1,200	53,600
Kobe Bussan Co. Ltd.	4,800	112,612
†Kobe Electric Railway Co. Ltd.	500	10,017
Kobe Steel Ltd.	22,700	296,054
Koei Tecmo Holdings Co. Ltd.	1,800	25,602
Kohnan Shoji Co. Ltd.	1,900	49,585
Kohsoku Corp.	800	10,883
Koito Manufacturing Co. Ltd.	5,200	78,518
Kojima Co. Ltd.	3,000	12,808
Kokuyo Co. Ltd.	3,000	47,608
Komatsu Ltd.	28,700	776,459
Komatsu Matere Co. Ltd.	1,900	9,497
KOMEDA Holdings Co. Ltd.	3,200	62,099
Komehyo Holdings Co. Ltd.	1,100	42,398
Komeri Co. Ltd.	3,000	63,236
Konaka Co. Ltd.	2,400	6,488
Konami Group Corp.	2,600	137,220
Kondotec, Inc.	2,100	16,568
†Konica Minolta, Inc.	33,200	108,082
Konishi Co. Ltd.	2,500	38,142
Konoike Transport Co. Ltd.	2,700	34,942
Konoshima Chemical Co. Ltd.	1,400	13,490
Kosaido Holdings Co. Ltd.	2,100	41,680
Kose Corp.	200	14,528
Kotobuki Spirits Co. Ltd.	5,500	88,955
Kozo Keikaku Engineering, Inc.	500	12,446
LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KPP Group Holdings Co. Ltd.	3,400	$15,608
Krosaki Harima Corp.	500	32,220
KRS Corp.	1,200	8,150
K's Holdings Corp.	14,100	129,451
KU Holdings Co. Ltd.	1,500	11,935
Kubota Corp.	11,200	165,182
Kumagai Gumi Co. Ltd.	2,800	66,047
Kumiai Chemical Industry Co. Ltd.	4,770	35,366
Kurabo Industries Ltd.	800	13,062
Kuraray Co. Ltd.	23,800	282,052
Kureha Corp.	1,400	77,944
Kurimoto Ltd.	800	14,764
Kurita Water Industries Ltd.	4,300	150,028
Kuriyama Holdings Corp.	1,400	8,441
Kusuri No. Aoki Holdings Co. Ltd.	1,100	63,715
KYB Corp.	1,500	48,531
Kyodo Printing Co. Ltd.	400	8,391
Kyoei Steel Ltd.	2,300	30,628
Kyokuto Boeki Kaisha Ltd.	1,400	17,228
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	27,088
Kyokuyo Co. Ltd.	1,000	26,365
Kyorin Pharmaceutical Co. Ltd.	3,000	36,757
KYORITSU Co. Ltd.	3,400	4,346
Kyoritsu Maintenance Co. Ltd.	2,500	104,089
Kyosan Electric Manufacturing Co. Ltd.	4,100	13,361
Kyowa Kirin Co. Ltd.	2,400	41,820
Kyudenko Corp.	3,500	109,750
†Kyushu Electric Power Co., Inc.	14,600	95,295
Kyushu Financial Group, Inc.	32,000	165,096
Kyushu Railway Co.	5,300	112,746
LA Holdings Co. Ltd.	1,000	31,217
LAC Co. Ltd.	800	4,090
Lacto Japan Co. Ltd.	500	7,013
Lasertec Corp.	1,500	233,572
Lawson, Inc.	2,100	96,569
LEC, Inc.	1,800	11,407
†Leopalace21 Corp.	18,500	40,605
Life Corp.	1,800	43,844
LIFULL Co. Ltd.	5,900	9,238
Linical Co. Ltd.	1,000	4,530
Link & Motivation, Inc.	1,400	4,066
Lintec Corp.	3,400	54,433
Lion Corp.	8,000	79,015
LITALICO, Inc.	2,400	32,248
Lixil Corp.	16,100	187,621
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Loadstar Capital KK	1,000	$12,420
Look Holdings, Inc.	1,700	22,786
M&A Capital Partners Co. Ltd.	1,200	21,520
M3, Inc.	8,000	145,396
Mabuchi Motor Co. Ltd.	4,000	119,647
Macnica Holdings, Inc.	3,900	183,465
Macromill, Inc.	3,300	16,186
Maeda Kosen Co. Ltd.	900	18,007
Maezawa Industries, Inc.	2,700	18,447
Makino Milling Machine Co. Ltd.	2,600	113,611
Makita Corp.	5,700	140,822
Management Solutions Co. Ltd.	800	15,059
Mandom Corp.	2,100	19,392
Mani, Inc.	2,800	33,988
MarkLines Co. Ltd.	1,600	31,906
Marubeni Corp.	19,400	302,736
Marubun Corp.	2,400	18,437
Marudai Food Co. Ltd.	1,600	17,859
Maruha Nichiro Corp.	3,300	56,664
Marui Group Co. Ltd.	10,500	170,737
MARUKA FURUSATO Corp.	1,261	22,656
Marumae Co. Ltd.	700	8,286
Marusan Securities Co. Ltd.	3,900	21,817
Maruwa Co. Ltd.	600	94,272
Maruzen CHI Holdings Co. Ltd.	2,600	5,968
Maruzen Showa Unyu Co. Ltd.	800	20,262
Marvelous, Inc.	2,500	11,928
Matching Service Japan Co. Ltd.	900	6,751
Matsuda Sangyo Co. Ltd.	800	12,687
Matsui Securities Co. Ltd.	10,000	54,938
MatsukiyoCocokara & Co.	4,260	76,411
Matsuoka Corp.	1,600	18,233
Max Co. Ltd.	800	14,684
Maxell Ltd.	4,900	54,856
Maxvalu Tokai Co. Ltd.	500	9,817
Mazda Motor Corp.	17,500	198,667
McDonald's Holdings Co. Japan Ltd.	2,100	80,240
MCJ Co. Ltd.	5,000	37,540
Mebuki Financial Group, Inc.	63,390	175,485
MEC Co. Ltd.	500	12,380
†Media Do Co. Ltd.	300	2,369
Medical Data Vision Co. Ltd.	2,900	15,622
Medical System Network Co. Ltd.	4,100	11,194
LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Medipal Holdings Corp.	9,600	$162,366
Medius Holdings Co. Ltd.	1,600	8,137
MedPeer, Inc.	900	6,137
Megachips Corp.	1,500	41,957
Megmilk Snow Brand Co. Ltd.	3,500	53,704
Meidensha Corp.	3,100	46,612
Meiji Electric Industries Co. Ltd.	1,100	10,681
MEIJI Holdings Co. Ltd.	8,400	208,876
Meiko Electronics Co. Ltd.	2,400	54,524
Meitec Corp.	5,700	103,137
Meiwa Corp.	2,500	11,008
Melco Holdings, Inc.	1,000	20,844
Members Co. Ltd.	800	6,387
Menicon Co. Ltd.	5,400	69,524
†Mercari, Inc.	3,300	71,238
METAWATER Co. Ltd.	2,000	24,960
Micronics Japan Co. Ltd.	1,500	21,269
Midac Holdings Co. Ltd.	800	10,198
Mie Kotsu Group Holdings, Inc.	2,500	9,536
Mikuni Corp.	1,600	5,289
Milbon Co. Ltd.	1,600	44,550
MIMAKI ENGINEERING Co. Ltd.	2,700	14,364
Mimasu Semiconductor Industry Co. Ltd.	1,200	22,331
MINEBEA MITSUMI, Inc.	12,032	196,575
Ministop Co. Ltd.	1,700	16,677
MIRAIT ONE Corp.	7,600	100,009
Mirarth Holdings, Inc.	9,900	31,401
Miroku Jyoho Service Co. Ltd.	900	9,919
MISUMI Group, Inc.	7,400	115,699
Mitani Corp.	2,400	22,532
Mitani Sekisan Co. Ltd.	400	12,353
Mitsuba Corp.	2,400	12,703
Mitsubishi Chemical Group Corp.	95,900	604,958
Mitsubishi Corp.	16,000	763,169
Mitsubishi Electric Corp.	19,500	241,271
Mitsubishi Estate Co. Ltd.	14,500	189,692
Mitsubishi Gas Chemical Co., Inc.	10,800	145,443
Mitsubishi Heavy Industries Ltd.	5,300	295,997
Mitsubishi Kakoki Kaisha Ltd.	700	12,994
Mitsubishi Logisnext Co. Ltd.	3,300	30,165
Mitsubishi Logistics Corp.	4,100	108,975
Mitsubishi Materials Corp.	7,400	119,785
Mitsubishi Motors Corp.	35,600	155,178
Mitsubishi Paper Mills Ltd.	2,100	8,488
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Research Institute, Inc.	1,000	$32,388
Mitsubishi Shokuhin Co. Ltd.	1,200	31,317
Mitsubishi Steel Manufacturing Co. Ltd.	600	6,063
Mitsubishi UFJ Financial Group, Inc.	158,500	1,345,405
Mitsui Chemicals, Inc.	12,500	324,294
Mitsui DM Sugar Holdings Co. Ltd.	1,200	24,170
Mitsui E&S Co. Ltd.	6,300	24,451
Mitsui Fudosan Co. Ltd.	11,100	244,669
Mitsui High-Tec, Inc.	1,300	67,505
Mitsui Mining & Smelting Co. Ltd.	5,200	132,053
Mitsui OSK Lines Ltd.	10,100	277,777
Mitsui-Soko Holdings Co. Ltd.	1,600	46,092
Miura Co. Ltd.	2,500	50,355
Miyazaki Bank Ltd.	900	16,730
Miyoshi Oil & Fat Co. Ltd.	1,500	11,794
Mizuho Financial Group, Inc.	31,070	528,298
Mizuno Corp.	1,700	53,921
Mochida Pharmaceutical Co. Ltd.	1,400	31,243
Monex Group, Inc.	14,000	52,275
Monogatari Corp.	2,700	74,619
MonotaRO Co. Ltd.	7,600	81,396
MORESCO Corp.	700	5,574
Morinaga & Co. Ltd.	3,000	108,445
Morinaga Milk Industry Co. Ltd.	3,200	120,493
Moriroku Holdings Co. Ltd.	1,700	25,539
Morita Holdings Corp.	3,000	31,979
Morozoff Ltd.	200	4,918
Mory Industries, Inc.	200	5,293
MrMax Holdings Ltd.	2,600	10,717
MS&AD Insurance Group Holdings, Inc.	5,800	213,270
m-up Holdings, Inc.	1,600	13,726
Murata Manufacturing Co. Ltd.	26,100	477,499
Musashi Seimitsu Industry Co. Ltd.	4,800	52,195
Musashino Bank Ltd.	2,100	38,827
Nabtesco Corp.	4,600	83,003
NAC Co. Ltd.	2,400	15,546
Nachi-Fujikoshi Corp.	1,300	34,971
Nafco Co. Ltd.	1,600	20,578
Nagano Keiki Co. Ltd.	1,200	20,870
Nagase & Co. Ltd.	9,200	144,704
Nagatanien Holdings Co. Ltd.	1,000	14,916
LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nagawa Co. Ltd.	300	$13,972
Nagoya Railroad Co. Ltd.	6,500	96,017
Nakabayashi Co. Ltd.	2,100	7,307
Nakamoto Packs Co. Ltd.	800	8,876
Nakamuraya Co. Ltd.	500	10,322
Nakanishi, Inc.	3,300	77,178
Nakayama Steel Works Ltd.	3,400	20,590
Namura Shipbuilding Co. Ltd.	3,600	20,934
Nankai Electric Railway Co. Ltd.	3,800	73,806
Nanto Bank Ltd.	2,300	40,955
Natori Co. Ltd.	700	9,256
NEC Corp.	7,300	403,542
NEC Networks & System Integration Corp.	4,400	57,827
NET One Systems Co. Ltd.	6,000	113,945
Nexon Co. Ltd.	2,300	41,147
Nextage Co. Ltd.	4,100	62,608
†NexTone, Inc.	400	4,631
NGK Insulators Ltd.	19,200	254,647
NH Foods Ltd.	6,500	194,469
NHK Spring Co. Ltd.	15,200	116,360
Nichias Corp.	4,300	88,193
Nichiban Co. Ltd.	600	7,343
Nichicon Corp.	4,500	42,459
Nichiden Corp.	1,300	21,670
Nichiha Corp.	2,000	39,387
Nichirei Corp.	8,100	178,055
Nichirin Co. Ltd.	1,300	26,228
NIDEC Corp.	4,100	190,157
Nifco, Inc.	5,600	144,984
Nihon Chouzai Co. Ltd.	800	7,902
Nihon Dempa Kogyo Co. Ltd.	1,300	12,135
Nihon Dengi Co. Ltd.	400	11,577
Nihon Denkei Co. Ltd.	1,200	16,542
Nihon Flush Co. Ltd.	2,200	13,014
Nihon House Holdings Co. Ltd.	2,600	6,542
Nihon Kohden Corp.	2,300	56,823
Nihon M&A Center Holdings, Inc.	20,200	97,256
Nihon Nohyaku Co. Ltd.	2,400	10,551
Nihon Plast Co. Ltd.	1,900	6,243
†Nihon Yamamura Glass Co. Ltd.	1,000	11,991
Nikkiso Co. Ltd.	6,300	42,748
Nikko Co. Ltd.	2,100	9,247
Nikkon Holdings Co. Ltd.	4,500	95,185
Nintendo Co. Ltd.	14,600	608,659
Nippn Corp.	4,800	69,797
Nippon Air Conditioning Services Co. Ltd.	1,800	9,467
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Carbide Industries Co., Inc.	800	$9,342
Nippon Carbon Co. Ltd.	1,000	30,480
Nippon Chemical Industrial Co. Ltd.	600	7,849
†Nippon Chemi-Con Corp.	2,100	22,681
†Nippon Coke & Engineering Co. Ltd.	18,200	14,980
Nippon Concept Corp.	800	9,540
Nippon Concrete Industries Co. Ltd.	2,600	5,707
Nippon Denko Co. Ltd.	13,700	27,869
Nippon Electric Glass Co. Ltd.	6,600	123,043
NIPPON EXPRESS HOLDINGS, Inc.	4,700	245,410
Nippon Gas Co. Ltd.	8,700	129,010
Nippon Kayaku Co. Ltd.	10,600	88,629
Nippon Kodoshi Corp.	800	10,589
Nippon Light Metal Holdings Co. Ltd.	4,270	48,089
Nippon Paint Holdings Co. Ltd.	3,500	23,561
†Nippon Paper Industries Co. Ltd.	8,500	76,673
Nippon Parking Development Co. Ltd.	13,600	19,384
Nippon Pillar Packing Co. Ltd.	1,300	33,970
=†Nippon Piston Ring Co. Ltd.	800	9,984
Nippon Rietec Co. Ltd.	700	6,094
Nippon Road Co. Ltd.	1,500	18,860
Nippon Sanso Holdings Corp.	7,500	177,914
Nippon Seisen Co. Ltd.	200	6,384
Nippon Sharyo Ltd.	1,700	23,866
†Nippon Sheet Glass Co. Ltd.	6,100	33,023
Nippon Shinyaku Co. Ltd.	2,600	110,114
Nippon Shokubai Co. Ltd.	2,700	98,106
Nippon Signal Company Ltd.	3,400	21,387
Nippon Soda Co. Ltd.	2,100	77,289
Nippon Steel Corp.	28,810	675,716
Nippon Telegraph & Telephone Corp.	305,000	360,432
Nippon Thompson Co. Ltd.	6,000	22,243
Nippon Yakin Kogyo Co. Ltd.	1,540	47,867
Nippon Yusen KK	15,100	392,657
Nipro Corp.	11,100	89,801
Nishimatsu Construction Co. Ltd.	2,300	57,069
LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nishimatsuya Chain Co. Ltd.	3,100	$33,771
Nishi-Nippon Financial Holdings, Inc.	9,600	109,722
Nishi-Nippon Railroad Co. Ltd.	3,400	56,458
Nishio Holdings Co. Ltd.	2,000	47,243
Nissan Chemical Corp.	3,400	144,677
Nissan Motor Co. Ltd.	44,100	194,856
Nissei ASB Machine Co. Ltd.	1,000	30,447
Nissei Plastic Industrial Co. Ltd.	1,500	10,228
Nissha Co. Ltd.	3,400	38,223
Nisshin Oillio Group Ltd.	2,700	75,612
Nisshin Seifun Group, Inc.	8,800	112,208
Nisshinbo Holdings, Inc.	11,768	87,567
Nissin Corp.	1,000	17,900
Nissin Foods Holdings Co. Ltd.	700	58,201
=†Nisso Corp.	2,200	11,409
Nissui Corp.	26,600	130,241
Niterra Co. Ltd.	12,500	283,057
Nitori Holdings Co. Ltd.	2,000	223,635
Nitto Boseki Co. Ltd.	2,200	51,378
Nitto Denko Corp.	5,400	354,411
Nitto Fuji Flour Milling Co. Ltd.	600	19,673
Nitto Kogyo Corp.	2,100	50,378
Nitto Seiko Co. Ltd.	3,100	12,363
Nittoc Construction Co. Ltd.	3,400	24,845
Noevir Holdings Co. Ltd.	1,200	42,479
NOF Corp.	3,100	123,967
Nohmi Bosai Ltd.	2,100	24,859
Nojima Corp.	5,900	51,601
Nomura Holdings, Inc.	40,300	161,561
Nomura Holdings, Inc. ADR	14,889	59,854
Nomura Real Estate Holdings, Inc.	4,900	123,057
Nomura Research Institute Ltd.	5,420	141,194
Noritake Co. Ltd.	500	20,811
Noritz Corp.	2,000	21,226
North Pacific Bank Ltd.	25,100	60,634
NS Solutions Corp.	1,100	31,320
NS United Kaiun Kaisha Ltd.	700	18,456
NSD Co. Ltd.	5,200	98,683
NSK Ltd.	22,100	124,401
NSW, Inc.	1,500	28,125
NTN Corp.	36,600	69,727
NTT Data Group Corp.	13,800	185,105
Obara Group, Inc.	900	23,247
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Obayashi Corp.	21,400	$188,525
OBIC Business Consultants Co. Ltd.	400	16,595
Obic Co. Ltd.	400	60,720
Odakyu Electric Railway Co. Ltd.	6,200	92,705
Oenon Holdings, Inc.	3,500	9,930
Ogaki Kyoritsu Bank Ltd.	3,100	43,023
Ohara, Inc.	1,600	13,897
Ohsho Food Service Corp.	400	18,496
Oiles Corp.	2,600	34,936
†Oisix ra daichi, Inc.	1,900	20,457
Oita Bank Ltd.	1,400	25,463
Oji Holdings Corp.	61,100	257,173
Okabe Co. Ltd.	2,800	14,071
Okamoto Industries, Inc.	800	27,141
Okamoto Machine Tool Works Ltd.	700	25,763
Okamura Corp.	4,800	72,623
Okasan Securities Group, Inc.	11,400	53,018
Oki Electric Industry Co. Ltd.	7,000	47,123
Okinawa Cellular Telephone Co.	1,600	34,475
Okinawa Electric Power Co., Inc.	1,948	14,652
Okinawa Financial Group, Inc.	1,580	25,650
OKUMA Corp.	2,000	87,995
Okumura Corp.	2,500	75,114
Okura Industrial Co. Ltd.	800	13,881
Okuwa Co. Ltd.	2,100	12,226
Olympus Corp.	19,200	249,443
Omron Corp.	2,000	89,226
Ono Pharmaceutical Co. Ltd.	9,100	174,644
Onoken Co. Ltd.	1,400	16,123
Onward Holdings Co. Ltd.	5,500	19,212
Open House Group Co. Ltd.	4,000	135,814
Optex Group Co. Ltd.	1,900	20,584
†Optim Corp.	1,200	6,922
Optorun Co. Ltd.	2,100	25,842
Oracle Corp.	1,100	81,705
Organo Corp.	2,000	56,210
Oriental Land Co. Ltd.	6,500	213,520
Oriental Shiraishi Corp.	8,700	19,154
Oro Co. Ltd.	500	7,194
Osaka Gas Co. Ltd.	6,600	108,734
Osaka Organic Chemical Industry Ltd.	1,700	28,735
OSAKA Titanium Technologies Co. Ltd.	500	10,188
Osaki Electric Co. Ltd.	4,100	18,629
OSG Corp.	6,000	70,744
LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Otsuka Corp.	2,900	$122,877
Otsuka Holdings Co. Ltd.	3,700	131,545
OUG Holdings, Inc.	500	8,120
Outsourcing, Inc.	11,100	85,790
Pacific Industrial Co. Ltd.	3,500	33,562
PAL GROUP Holdings Co. Ltd.	1,600	20,749
PALTAC Corp.	2,000	62,768
Pan Pacific International Holdings Corp.	12,600	264,580
Panasonic Holdings Corp.	41,500	467,097
Paramount Bed Holdings Co. Ltd.	3,200	50,428
†Park24 Co. Ltd.	6,500	82,424
Pasona Group, Inc.	2,500	27,335
Pegasus Co. Ltd.	1,900	7,832
Penta-Ocean Construction Co. Ltd.	20,400	121,384
People Dreams & Technologies Group Co. Ltd.	1,100	12,116
†PeptiDream, Inc.	5,100	54,979
Persol Holdings Co. Ltd.	85,000	138,444
Pharma Foods International Co. Ltd.	2,200	22,421
†PIA Corp.	500	12,313
Pickles Holdings Co. Ltd.	1,200	10,543
Pigeon Corp.	7,500	84,741
Pilot Corp.	2,300	78,970
Pola Orbis Holdings, Inc.	1,500	18,032
Pole To Win Holdings, Inc.	1,400	4,937
†PR Times Corp.	700	8,136
Premium Water Holdings, Inc.	800	15,380
Press Kogyo Co. Ltd.	6,300	29,046
Pressance Corp.	1,900	23,292
Prestige International, Inc.	6,800	28,166
Prima Meat Packers Ltd.	2,400	39,395
Procrea Holdings, Inc.	2,720	35,656
Pro-Ship, Inc.	1,600	13,512
Proto Corp.	1,400	11,354
PS Mitsubishi Construction Co. Ltd.	2,300	12,851
Punch Industry Co. Ltd.	1,000	2,911
†QB Net Holdings Co. Ltd.	900	9,756
Qol Holdings Co. Ltd.	2,700	33,551
Quick Co. Ltd.	700	9,851
Raccoon Holdings, Inc.	800	4,042
Raito Kogyo Co. Ltd.	2,000	27,610
Raiznext Corp.	3,000	29,189
†Raksul, Inc.	3,100	27,610
Rakus Co. Ltd.	3,300	45,545
Rakuten Group, Inc.	6,900	28,308
Rasa Corp.	1,300	14,588
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rasa Industries Ltd.	900	$12,436
Raysum Co. Ltd.	300	6,514
Recruit Holdings Co. Ltd.	21,200	653,846
Relo Group, Inc.	7,700	83,394
Renaissance, Inc.	1,500	8,933
†Renesas Electronics Corp.	25,700	393,050
Rengo Co. Ltd.	16,500	113,283
†RENOVA, Inc.	2,600	19,695
Resona Holdings, Inc.	50,891	282,073
Resonac Holdings Corp.	17,400	291,669
Resorttrust, Inc.	5,300	79,213
Restar Holdings Corp.	1,800	29,498
Retail Partners Co. Ltd.	1,600	18,672
Rheon Automatic Machinery Co. Ltd.	900	8,034
Ricoh Co. Ltd.	17,500	151,123
Ride On Express Holdings Co. Ltd.	1,100	7,692
Riken Keiki Co. Ltd.	800	32,281
Riken Technos Corp.	2,900	13,875
Riken Vitamin Co. Ltd.	1,000	14,835
Rinnai Corp.	2,900	54,336
Rion Co. Ltd.	500	7,468
Riso Kyoiku Co. Ltd.	9,000	14,936
Rohm Co. Ltd.	9,200	173,423
Rohto Pharmaceutical Co. Ltd.	6,400	173,662
Rokko Butter Co. Ltd.	1,000	9,241
Roland Corp.	1,000	27,436
Roland DG Corp.	1,500	34,127
Rorze Corp.	1,000	69,125
Round One Corp.	12,900	48,340
Royal Holdings Co. Ltd.	800	14,224
RS Technologies Co. Ltd.	800	15,294
Ryobi Ltd.	1,600	32,548
RYODEN Corp.	1,300	20,226
Ryohin Keikaku Co. Ltd.	14,500	187,799
Ryosan Co. Ltd.	1,600	47,645
S Foods, Inc.	1,600	35,814
S&B Foods, Inc.	600	15,779
Sac's Bar Holdings, Inc.	900	5,402
Saibu Gas Holdings Co. Ltd.	1,000	12,915
Saizeriya Co. Ltd.	500	16,227
Sakai Chemical Industry Co. Ltd.	1,000	13,845
Sakai Heavy Industries Ltd.	300	10,680
Sakai Moving Service Co. Ltd.	2,000	33,378
Sakata INX Corp.	2,800	24,133
Sakura Internet, Inc.	2,500	20,376
Sala Corp.	3,600	18,332
SAMTY Co. Ltd.	1,800	28,571
San Holdings, Inc.	1,800	12,623
LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
San ju San Financial Group, Inc.	1,440	$17,884
San-A Co. Ltd.	1,200	38,383
San-Ai Obbli Co. Ltd.	4,300	45,664
Sanei Architecture Planning Co. Ltd.	1,000	13,517
Sangetsu Corp.	3,300	64,326
San-In Godo Bank Ltd.	11,600	75,139
Sanken Electric Co. Ltd.	1,900	115,317
Sanki Engineering Co. Ltd.	3,200	34,754
Sanko Gosei Ltd.	3,800	18,054
Sankyo Co. Ltd.	3,200	146,767
Sankyo Frontier Co. Ltd.	500	13,986
Sankyo Tateyama, Inc.	2,400	15,161
Sankyu, Inc.	4,300	148,791
Sanoh Industrial Co. Ltd.	4,800	31,991
Sanrio Co. Ltd.	1,200	57,013
Sansei Technologies, Inc.	1,700	14,060
Sansha Electric Manufacturing Co. Ltd.	2,300	21,055
Sanshin Electronics Co. Ltd.	1,200	17,481
Santen Pharmaceutical Co. Ltd.	12,100	111,211
Sanwa Holdings Corp.	13,000	172,939
Sanyo Chemical Industries Ltd.	1,100	30,143
Sanyo Denki Co. Ltd.	700	32,040
Sanyo Electric Railway Co. Ltd.	600	8,668
Sanyo Special Steel Co. Ltd.	1,500	29,570
Sanyo Trading Co. Ltd.	2,000	18,054
Sapporo Holdings Ltd.	2,700	85,947
Sato Holdings Corp.	2,500	35,315
Sato Shoji Corp.	700	7,082
Satori Electric Co. Ltd.	1,400	17,650
Sawai Group Holdings Co. Ltd.	3,700	113,347
SB Technology Corp.	1,300	19,634
SBI Global Asset Management Co. Ltd.	2,400	9,010
SBI Holdings, Inc.	8,700	183,268
SBS Holdings, Inc.	1,400	26,250
SCREEN Holdings Co. Ltd.	4,200	204,632
Scroll Corp.	4,000	26,579
SCSK Corp.	5,100	89,038
Secom Co. Ltd.	1,300	88,209
Seed Co. Ltd.	1,000	5,561
Sega Sammy Holdings, Inc.	2,200	40,617
Seibu Holdings, Inc.	10,200	98,219
Seika Corp.	900	13,460
Seikitokyu Kogyo Co. Ltd.	2,900	30,428
Seiko Epson Corp.	17,000	267,275
Seiko Group Corp.	2,200	38,512
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Seino Holdings Co. Ltd.	9,000	$126,201
Seiren Co. Ltd.	2,500	39,196
Sekisui Chemical Co. Ltd.	15,200	218,988
Sekisui House Ltd.	14,400	286,863
Sekisui Kasei Co. Ltd.	2,500	7,746
SEMITEC Corp.	1,200	15,578
Senko Group Holdings Co. Ltd.	8,600	60,310
Senshu Electric Co. Ltd.	1,200	28,306
Senshu Ikeda Holdings, Inc.	19,500	41,886
Seria Co. Ltd.	3,700	54,520
Seven & i Holdings Co. Ltd.	24,000	940,311
Seven Bank Ltd.	49,200	102,357
SG Holdings Co. Ltd.	9,600	123,019
†Sharp Corp.	9,400	58,624
Shibaura Electronics Co. Ltd.	600	24,170
Shibaura Machine Co. Ltd.	1,400	38,597
Shibaura Mechatronics Corp.	900	42,459
Shibusawa Warehouse Co. Ltd.	700	14,263
Shibuya Corp.	1,300	21,844
Shidax Corp.	2,700	10,985
†SHIFT, Inc.	700	127,924
Shiga Bank Ltd.	2,900	67,920
Shikibo Ltd.	1,500	10,951
Shikoku Bank Ltd.	2,900	19,697
Shikoku Electric Power Co., Inc.	7,000	47,942
Shima Seiki Manufacturing Ltd.	2,800	33,520
Shimadzu Corp.	5,200	138,212
Shimano, Inc.	1,900	256,381
Shimizu Bank Ltd.	1,100	11,858
Shimizu Corp.	20,600	143,293
Shimojima Co. Ltd.	500	3,885
Shin Nippon Air Technologies Co. Ltd.	1,100	17,703
Shin Nippon Biomedical Laboratories Ltd.	1,500	18,790
Shinagawa Refractories Co. Ltd.	3,500	35,717
Shindengen Electric Manufacturing Co. Ltd.	800	16,354
Shin-Etsu Chemical Co. Ltd.	34,000	988,102
Shin-Etsu Polymer Co. Ltd.	4,100	36,709
Shinko Electric Industries Co. Ltd.	3,500	136,379
Shinko Shoji Co. Ltd.	2,200	17,475
Shinmaywa Industries Ltd.	5,200	44,366
Shinnihonseiyaku Co. Ltd.	800	8,180
Shinsho Corp.	700	27,121
LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinwa Co. Ltd.	3,800	$29,001
Shionogi & Co. Ltd.	4,900	219,228
Ship Healthcare Holdings, Inc.	5,000	75,900
Shiseido Co. Ltd.	3,100	108,907
Shizuki Electric Co., Inc.	1,400	4,375
Shizuoka Financial Group, Inc.	16,800	137,040
Shizuoka Gas Co. Ltd.	4,100	27,957
SHO-BOND Holdings Co. Ltd.	1,200	47,184
Shoei Co. Ltd.	3,600	55,142
Shoei Foods Corp.	600	19,513
Shofu, Inc.	1,000	14,400
Showa Sangyo Co. Ltd.	1,500	30,664
SIGMAXYZ Holdings, Inc.	4,000	42,104
Siix Corp.	2,900	29,555
Sinanen Holdings Co. Ltd.	600	16,281
Sinfonia Technology Co. Ltd.	2,300	24,764
Sinko Industries Ltd.	1,600	23,672
SKY Perfect JSAT Holdings, Inc.	14,400	67,355
†Skylark Holdings Co. Ltd.	14,500	198,376
†Smaregi, Inc.	400	7,500
SMC Corp.	300	134,462
SMK Corp.	200	3,307
SMS Co. Ltd.	4,400	74,948
Snow Peak, Inc.	2,100	16,680
Soda Nikka Co. Ltd.	2,000	13,812
Sodick Co. Ltd.	4,700	23,022
SoftBank Corp.	34,600	391,403
Softcreate Holdings Corp.	1,400	16,310
Sohgo Security Services Co. Ltd.	25,000	150,930
Sojitz Corp.	9,720	213,210
Soken Chemical & Engineering Co. Ltd.	1,100	14,317
Solasto Corp.	4,200	17,425
Soliton Systems KK	500	3,848
Sompo Holdings, Inc.	3,500	150,666
Sony Group Corp.	25,400	2,080,407
Sotetsu Holdings, Inc.	3,300	64,944
Sparx Group Co. Ltd.	960	9,681
SPK Corp.	1,000	12,881
S-Pool, Inc.	4,800	15,321
Square Enix Holdings Co. Ltd.	1,300	44,583
SRA Holdings	1,000	23,320
†SRE Holdings Corp.	200	3,944
ST Corp.	1,200	11,981
St. Marc Holdings Co. Ltd.	900	11,401
Stanley Electric Co. Ltd.	6,800	107,501
Star Mica Holdings Co. Ltd.	3,600	15,153
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Star Micronics Co. Ltd.	1,700	$21,364
Starts Corp., Inc.	3,000	58,639
Starzen Co. Ltd.	800	13,860
St-Care Holding Corp.	3,000	16,863
Stella Chemifa Corp.	1,300	27,011
Strike Co. Ltd.	600	13,470
Studio Alice Co. Ltd.	900	12,503
Subaru Corp.	27,600	536,708
Sugi Holdings Co. Ltd.	2,100	83,486
Sugimoto & Co. Ltd.	800	11,820
SUMCO Corp.	19,200	250,407
Sumida Corp.	2,500	25,545
Suminoe Textile Co. Ltd.	800	12,093
Sumitomo Bakelite Co. Ltd.	2,700	117,854
Sumitomo Chemical Co. Ltd.	55,500	151,154
Sumitomo Corp.	20,500	409,342
Sumitomo Electric Industries Ltd.	23,100	278,471
Sumitomo Forestry Co. Ltd.	10,700	272,512
Sumitomo Heavy Industries Ltd.	7,100	180,161
Sumitomo Metal Mining Co. Ltd.	11,500	338,520
Sumitomo Mitsui Construction Co. Ltd.	14,700	40,429
Sumitomo Mitsui Financial Group, Inc.	14,100	693,206
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	145,957
Sumitomo Mitsui Trust Holdings, Inc.	6,200	233,620
Sumitomo Osaka Cement Co. Ltd.	2,900	71,277
Sumitomo Pharma Co. Ltd.	14,100	50,545
Sumitomo Realty & Development Co. Ltd.	8,600	223,632
Sumitomo Riko Co. Ltd.	3,300	24,688
Sumitomo Rubber Industries Ltd.	14,200	156,880
Sumitomo Seika Chemicals Co. Ltd.	600	18,188
Sumitomo Warehouse Co. Ltd.	4,300	68,626
Sun Corp.	800	9,529
Sun Frontier Fudousan Co. Ltd.	2,200	22,171
Suncall Corp.	2,900	9,509
Sundrug Co. Ltd.	4,900	132,960
Suntory Beverage & Food Ltd.	5,100	155,280
Sun-Wa Technos Corp.	1,500	21,571
Suruga Bank Ltd.	13,100	55,489
LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suzuken Co. Ltd.	3,800	$117,580
Suzuki Co. Ltd.	2,700	21,410
Suzuki Motor Corp.	8,100	326,081
SWCC Corp.	1,600	22,794
Sysmex Corp.	4,400	210,019
†System Information Co. Ltd.	1,500	9,305
Systena Corp.	21,100	37,981
Syuppin Co. Ltd.	1,200	9,082
T Hasegawa Co. Ltd.	2,300	46,942
T RAD Co. Ltd.	800	12,045
T&D Holdings, Inc.	14,200	234,513
Tachibana Eletech Co. Ltd.	800	14,989
Tachi-S Co. Ltd.	2,500	28,473
Tadano Ltd.	7,900	67,190
Taihei Dengyo Kaisha Ltd.	1,000	27,235
Taiheiyo Cement Corp.	8,000	141,863
Taiho Kogyo Co. Ltd.	900	5,414
Taikisha Ltd.	2,100	63,517
Taisei Corp.	4,400	154,901
Taisei Lamick Co. Ltd.	500	9,974
Taiyo Holdings Co. Ltd.	2,400	41,178
Taiyo Yuden Co. Ltd.	5,900	159,857
Takamatsu Construction Group Co. Ltd.	1,100	19,624
Takamiya Co. Ltd.	2,400	7,885
Takaoka Toko Co. Ltd.	700	9,841
Takara & Co. Ltd.	700	11,556
Takara Bio, Inc.	3,200	29,615
Takara Holdings, Inc.	11,900	95,636
Takara Standard Co. Ltd.	2,500	30,999
Takasago International Corp.	1,100	22,156
Takasago Thermal Engineering Co. Ltd.	2,300	44,726
Takashima & Co. Ltd.	1,600	9,957
Takashimaya Co. Ltd.	9,500	139,093
Take & Give Needs Co. Ltd.	1,500	9,997
TAKEBISHI Corp.	800	9,781
Takeda Pharmaceutical Co. Ltd.	23,023	715,001
Takeuchi Manufacturing Co. Ltd.	2,700	88,531
Takisawa Machine Tool Co. Ltd.	1,000	17,365
Takuma Co. Ltd.	5,200	53,865
Tama Home Co. Ltd.	1,400	33,351
Tamron Co. Ltd.	1,300	39,755
Tamura Corp.	7,000	26,184
Tanseisha Co. Ltd.	2,100	13,139
Taoka Chemical Co. Ltd.	1,000	4,751
†Tatsuta Electric Wire & Cable Co. Ltd.	3,600	16,863
Tayca Corp.	1,900	17,418
Tazmo Co. Ltd.	1,700	33,251
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TBK Co. Ltd.	4,000	$11,376
TDC Soft, Inc.	1,000	11,322
TDK Corp.	17,600	652,698
TechMatrix Corp.	3,800	40,329
†TECHNO HORIZON Co. Ltd.	3,900	13,884
TechnoPro Holdings, Inc.	6,300	137,138
Teijin Ltd.	17,100	166,263
Teikoku Electric Manufacturing Co. Ltd.	1,200	20,300
Tekken Corp.	1,100	15,656
Temairazu, Inc.	600	10,122
Terumo Corp.	3,500	92,817
Tess Holdings Co. Ltd.	3,200	11,263
T-Gaia Corp.	1,500	17,716
THK Co. Ltd.	6,400	117,066
TIS, Inc.	8,000	176,285
TKC Corp.	1,200	29,229
†TKP Corp.	1,100	19,182
Toa Corp.	1,300	32,665
TOA ROAD Corp.	600	21,440
Tobishima Corp.	2,080	19,263
Tobu Railway Co. Ltd.	3,300	84,841
Tocalo Co. Ltd.	5,800	52,861
Tochigi Bank Ltd.	7,700	16,540
Toda Corp.	17,200	93,182
Toei Animation Co. Ltd.	200	17,693
Toenec Corp.	1,000	28,339
Toho Bank Ltd.	16,500	31,136
Toho Co. Ltd.	1,200	37,502
Toho Gas Co. Ltd.	3,600	62,815
Toho Holdings Co. Ltd.	4,400	94,395
Toho Titanium Co. Ltd.	3,100	37,194
Toho Zinc Co. Ltd.	900	9,853
Tohoku Bank Ltd.	1,100	8,465
Tohoku Electric Power Co., Inc.	16,900	109,425
Tokai Carbon Co. Ltd.	18,300	143,397
Tokai Corp.	2,300	29,243
TOKAI Holdings Corp.	6,700	41,516
Tokai Rika Co. Ltd.	4,500	70,584
Tokai Tokyo Financial Holdings, Inc.	16,100	52,252
Tokio Marine Holdings, Inc.	28,700	665,454
Tokushu Tokai Paper Co. Ltd.	800	18,308
Tokuyama Corp.	5,100	80,199
Tokyo Base Co. Ltd.	1,700	3,856
†Tokyo Electric Power Co. Holdings, Inc.	35,700	159,771
Tokyo Electron Device Ltd.	1,500	35,583
Tokyo Electron Ltd.	6,000	820,664
Tokyo Gas Co. Ltd.	8,000	181,531
LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Individualized Educational Institute, Inc.	2,700	$8,853
Tokyo Keiki, Inc.	1,200	11,764
Tokyo Kiraboshi Financial Group, Inc.	2,700	81,394
Tokyo Ohka Kogyo Co. Ltd.	1,000	59,529
Tokyo Rakutenchi Co. Ltd.	300	8,351
Tokyo Rope Manufacturing Co. Ltd.	1,200	10,921
Tokyo Sangyo Co. Ltd.	2,400	13,362
Tokyo Seimitsu Co. Ltd.	3,400	170,410
Tokyo Steel Manufacturing Co. Ltd.	2,000	22,551
Tokyo Tatemono Co. Ltd.	13,700	189,585
Tokyo Tekko Co. Ltd.	1,200	28,346
Tokyotokeiba Co. Ltd.	1,200	32,281
Tokyu Construction Co. Ltd.	6,200	32,361
Tokyu Corp.	9,700	111,903
Tokyu Fudosan Holdings Corp.	41,700	256,439
Toli Corp.	2,800	6,858
Tomato Bank Ltd.	1,400	11,542
Tomen Devices Corp.	300	9,716
Tomoe Engineering Co. Ltd.	1,100	22,524
Tomoku Co. Ltd.	800	13,137
TOMONY Holdings, Inc.	12,900	39,795
Tomy Co. Ltd.	7,200	104,165
Tonami Holdings Co. Ltd.	500	15,508
Topcon Corp.	8,200	90,511
Topre Corp.	2,600	29,525
Topy Industries Ltd.	1,200	20,436
Toray Industries, Inc.	49,700	258,743
Torex Semiconductor Ltd.	900	12,991
Toridoll Holdings Corp.	3,000	73,976
Torishima Pump Manufacturing Co. Ltd.	1,600	20,364
Tosei Corp.	3,100	40,057
Toshiba TEC Corp.	2,000	45,704
Tosho Co. Ltd.	1,600	12,195
Tosoh Corp.	19,100	245,141
Totech Corp.	400	13,945
Totetsu Kogyo Co. Ltd.	1,900	37,354
TOTO Ltd.	3,200	82,719
Tottori Bank Ltd.	600	5,641
Towa Bank Ltd.	3,300	13,912
Towa Corp.	1,400	38,925
Towa Pharmaceutical Co. Ltd.	2,100	39,923
Toyo Construction Co. Ltd.	5,200	42,382
Toyo Denki Seizo KK	800	5,262
†Toyo Engineering Corp.	1,700	7,792
Toyo Gosei Co. Ltd.	200	9,020
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Ink SC Holdings Co. Ltd.	3,300	$51,629
Toyo Kanetsu KK	800	18,094
Toyo Machinery & Metal Co. Ltd.	2,400	11,017
Toyo Seikan Group Holdings Ltd.	8,200	134,298
Toyo Suisan Kaisha Ltd.	3,000	117,740
Toyo Tanso Co. Ltd.	1,400	50,776
Toyo Tire Corp.	9,400	144,799
Toyobo Co. Ltd.	6,300	45,425
Toyoda Gosei Co. Ltd.	5,900	126,812
Toyota Boshoku Corp.	7,100	129,514
Toyota Motor Corp.	138,505	2,481,579
Toyota Tsusho Corp.	8,100	476,710
Trancom Co. Ltd.	600	29,470
Trans Genic, Inc.	3,200	6,167
Transaction Co. Ltd.	1,200	14,984
Transcosmos, Inc.	1,300	27,794
TRE Holdings Corp.	2,300	18,546
Treasure Factory Co. Ltd.	2,800	25,482
Trend Micro, Inc.	3,300	125,163
Trenders, Inc.	900	6,920
Tri Chemical Laboratories, Inc.	1,200	24,893
Trusco Nakayama Corp.	3,400	55,741
Tsubaki Nakashima Co. Ltd.	5,600	29,267
Tsubakimoto Chain Co.	2,000	51,860
Tsubakimoto Kogyo Co. Ltd.	400	13,183
Tsugami Corp.	3,600	27,944
Tsukada Global Holdings, Inc.	1,600	4,711
Tsukishima Holdings Co. Ltd.	1,500	13,249
Tsukuba Bank Ltd.	14,800	26,344
Tsumura & Co.	5,100	94,874
Tsuruha Holdings, Inc.	2,700	181,488
Tsuzuki Denki Co. Ltd.	1,300	20,139
UACJ Corp.	3,200	67,238
UBE Corp.	9,000	151,857
Ubicom Holdings, Inc.	500	4,510
Uchida Yoko Co. Ltd.	700	31,759
Ultrafabrics Holdings Co. Ltd.	1,200	11,427
Ulvac, Inc.	2,600	93,864
Unicharm Corp.	4,300	152,244
Union Tool Co.	400	10,385
Unipres Corp.	3,000	23,267
United Arrows Ltd.	1,700	22,285
United Super Markets Holdings, Inc.	4,800	34,336
UNITED, Inc.	1,400	8,937
†Unitika Ltd.	8,100	11,111
LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Universal Entertainment Corp.	2,400	$35,428
Urbanet Corp. Co. Ltd.	5,600	14,802
Usen-Next Holdings Co. Ltd.	2,100	47,076
Ushio, Inc.	8,100	98,459
USS Co. Ltd.	8,100	134,015
†UT Group Co. Ltd.	1,900	28,365
†UUUM Co. Ltd.	1,300	6,272
V Technology Co. Ltd.	600	8,343
Valor Holdings Co. Ltd.	3,000	43,904
Valqua Ltd.	1,300	36,014
Value HR Co. Ltd.	1,600	13,576
ValueCommerce Co. Ltd.	1,200	10,230
Vector, Inc.	2,500	20,794
Vertex Corp.	2,100	20,868
VINX Corp.	1,200	10,351
†Vision, Inc.	2,200	22,230
†Visional, Inc.	1,400	70,637
Vital KSK Holdings, Inc.	4,200	28,161
VT Holdings Co. Ltd.	7,200	24,620
Wacoal Holdings Corp.	3,600	81,424
Wacom Co. Ltd.	11,000	43,650
Wakachiku Construction Co. Ltd.	1,500	30,213
Wakita & Co. Ltd.	3,800	35,676
Warabeya Nichiyo Holdings Co. Ltd.	1,300	24,584
Watahan & Co. Ltd.	1,000	8,860
Wavelock Holdings Co. Ltd.	1,500	6,494
WDB Holdings Co. Ltd.	1,300	17,764
Weathernews, Inc.	300	12,687
Welbe, Inc.	1,100	4,718
Welcia Holdings Co. Ltd.	5,700	98,541
West Holdings Corp.	2,028	43,630
West Japan Railway Co.	3,900	161,413
Will Group, Inc.	1,900	13,782
WingArc1st, Inc.	1,200	20,484
WIN-Partners Co. Ltd.	1,200	8,737
Wood One Co. Ltd.	1,400	9,921
Workman Co. Ltd.	1,300	39,538
World Co. Ltd.	1,700	18,656
World Holdings Co. Ltd.	800	12,998
Wowow, Inc.	500	3,801
Xebio Holdings Co. Ltd.	2,000	13,383
Yachiyo Industry Co. Ltd.	1,000	9,248
Yagi & Co. Ltd.	500	4,868
Yahagi Construction Co. Ltd.	1,500	12,627
Yakult Honsha Co. Ltd.	3,000	72,932
YAKUODO Holdings Co. Ltd.	1,100	19,779
YAMABIKO Corp.	2,500	24,090
YAMADA Consulting Group Co. Ltd.	500	5,407
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yamada Holdings Co. Ltd.	42,400	$130,372
Yamae Group Holdings Co. Ltd.	1,000	24,491
Yamagata Bank Ltd.	1,900	14,443
Yamaguchi Financial Group, Inc.	18,000	157,849
Yamaha Corp.	1,800	49,216
Yamaha Motor Co. Ltd.	16,700	439,291
Yamaichi Electronics Co. Ltd.	1,500	17,285
YA-MAN Ltd.	2,700	18,266
Yamanashi Chuo Bank Ltd.	2,800	31,140
Yamatane Corp.	900	12,539
Yamato Holdings Co. Ltd.	5,200	84,730
Yamaya Corp.	400	7,786
Yamazaki Baking Co. Ltd.	7,100	130,559
Yamazen Corp.	4,900	38,560
Yaoko Co. Ltd.	1,300	66,888
Yashima Denki Co. Ltd.	1,300	11,596
Yaskawa Electric Corp.	4,000	144,406
Yasunaga Corp.	500	2,717
Yellow Hat Ltd.	2,500	31,735
Yokogawa Bridge Holdings Corp.	2,700	50,480
Yokogawa Electric Corp.	2,800	54,121
Yokohama Rubber Co. Ltd.	10,400	216,574
Yokorei Co. Ltd.	3,900	31,604
Yokowo Co. Ltd.	1,800	18,959
Yondenko Corp.	1,400	26,634
Yondoshi Holdings, Inc.	1,300	16,407
Yonex Co. Ltd.	1,800	19,248
Yorozu Corp.	1,000	6,337
Yoshinoya Holdings Co. Ltd.	2,100	39,572
Yotai Refractories Co. Ltd.	2,700	26,324
Yuasa Trading Co. Ltd.	1,300	35,971
Yukiguni Maitake Co. Ltd.	1,100	6,617
Yurtec Corp.	3,400	21,842
Yushin Precision Equipment Co. Ltd.	1,300	5,959
Z Holdings Corp.	41,100	114,274
Zenrin Co. Ltd.	1,700	10,386
Zensho Holdings Co. Ltd.	3,969	172,581
Zeon Corp.	9,800	102,499
ZERIA Pharmaceutical Co. Ltd.	1,200	17,819
ZIGExN Co. Ltd.	7,100	24,896
ZOZO, Inc.	3,900	71,572
Zuiko Corp.	2,100	17,242
		112,455,554
Jersey–0.02%
Centamin PLC	111,734	113,901
		113,901
LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Jordan–0.05%
Hikma Pharmaceuticals PLC	8,975	$228,644
		228,644
Luxembourg–0.29%
ArcelorMittal SA	2,736	68,773
B&S Group Sarl	1,049	3,887
Befesa SA	1,602	48,982
Eurofins Scientific SE	7,177	405,952
†Grand City Properties SA	5,669	53,612
†Millicom International Cellular SA SDR	15,660	243,309
RTL Group SA	2,878	98,890
SES SA	30,970	202,843
Shurgard Self Storage Ltd.	1,261	49,995
Stabilus SE	1,672	93,601
Sword Group	504	19,316
Tenaris SA	3,265	51,727
Tenaris SA ADR	2,775	87,690
		1,428,577
Macau–0.02%
†MECOM Power & Construction Ltd.	139,500	8,016
†Sands China Ltd.	21,600	66,199
†Wynn Macau Ltd.	27,200	26,051
		100,266
Malta–0.00%
†Catena Media PLC	2,663	4,526
		4,526
Mexico–0.01%
Fresnillo PLC	7,677	51,629
		51,629
Mongolia–0.01%
†Mongolian Mining Corp.	48,000	27,215
		27,215
Netherlands–3.47%
Aalberts NV	7,864	288,337
ABN AMRO Bank NV GDR	14,775	209,944
Acomo NV	1,224	25,545
†Adyen NV	226	168,619
Aegon NV	95,395	462,044
Akzo Nobel NV	6,263	453,444
†Alfen NV	625	26,530
AMG Critical Materials NV	2,276	68,580
APERAM SA	4,446	129,735
Arcadis NV	5,248	236,364
ArcelorMittal SA	16,495	412,870
†Argenx SE ADR	185	90,952
ASM International NV	1,032	433,705
ASML Holding NV	5,601	3,300,201
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
ASR Nederland NV	11,420	$428,861
†Basic-Fit NV	1,929	54,820
BE Semiconductor Industries NV	4,797	471,661
Beter Bed Holding NV	484	2,942
Brunel International NV	2,490	34,223
Corbion NV	4,563	90,985
CTP NV	1,617	23,148
Euronext NV	4,249	296,489
Ferrovial SE	3,398	104,076
Flow Traders Ltd.	994	18,506
ForFarmers NV	2,935	7,696
†Fugro NV	7,464	114,819
Heineken NV	2,825	249,273
IMCD NV	2,882	365,639
ING Groep NV	39,983	530,514
JDE Peet's NV	2,667	74,496
†Just Eat Takeaway.com NV	6,701	83,893
Kendrion NV	1,631	22,313
Koninklijke Ahold Delhaize NV	35,215	1,061,830
Koninklijke BAM Groep NV	25,123	53,494
Koninklijke Heijmans NV	1,784	20,182
Koninklijke KPN NV	159,431	525,734
†Koninklijke Philips NV	19,193	383,010
Koninklijke Vopak NV	4,694	160,892
†Lucas Bols NV	970	10,717
Nedap NV	289	17,844
NN Group NV	10,182	327,684
†OCI NV	7,368	205,573
†Pharming Group NV	58,731	75,443
PostNL NV	39,943	85,220
Prosus NV	14,542	429,257
†QIAGEN NV	4,986	201,900
Randstad NV	7,918	438,489
RHI Magnesita NV	2,682	91,084
SBM Offshore NV	11,930	156,779
†SIF Holding NV	1,080	11,270
Signify NV	9,354	252,282
Sligro Food Group NV	1,675	29,716
Stellantis NV	82,000	1,578,148
TKH Group NV	3,347	132,769
†TomTom NV	3,375	24,121
Universal Music Group NV	12,134	317,253
Van Lanschot Kempen NV	3,092	83,196
Wolters Kluwer NV	9,329	1,130,803
		17,085,914
New Zealand–0.33%
†a2 Milk Co. Ltd.	10,828	29,593
Air New Zealand Ltd.	113,751	49,769
Arvida Group Ltd.	28,456	20,807
Auckland International Airport Ltd.	14,773	70,037
Briscoe Group Ltd.	2,316	6,524
LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Channel Infrastructure NZ Ltd.	12,916	$11,921
Chorus Ltd.	42,566	193,508
Contact Energy Ltd.	15,114	72,831
EBOS Group Ltd.	2,018	41,364
Fisher & Paykel Healthcare Corp. Ltd.	6,353	82,170
Fletcher Building Ltd.	35,510	100,030
Freightways Group Ltd.	10,800	52,820
Genesis Energy Ltd.	19,893	29,092
†Gentrack Group Ltd.	3,379	9,701
Hallenstein Glasson Holdings Ltd.	5,127	18,714
Heartland Group Holdings Ltd.	39,545	42,188
Infratil Ltd.	10,382	63,531
KMD Brands Ltd.	50,540	26,353
Mainfreight Ltd.	1,406	54,926
Manawa Energy Ltd.	2,009	5,443
Mercury NZ Ltd.	6,068	22,185
Meridian Energy Ltd.	8,860	27,295
NZX Ltd.	18,823	11,958
Oceania Healthcare Ltd.	44,072	18,754
†Pacific Edge Ltd.	16,563	1,201
PGG Wrightson Ltd.	3,482	7,722
Port of Tauranga Ltd.	6,064	21,371
Rakon Ltd.	8,848	3,871
Restaurant Brands New Zealand Ltd.	1,312	3,381
Ryman Healthcare Ltd.	16,047	60,688
Sanford Ltd.	3,824	8,916
Scales Corp. Ltd.	10,942	19,740
Skellerup Holdings Ltd.	11,414	31,811
SKY Network Television Ltd.	10,160	15,102
SKYCITY Entertainment Group Ltd.	54,815	63,407
Spark New Zealand Ltd.	36,486	105,185
Steel & Tube Holdings Ltd.	4,332	2,960
Summerset Group Holdings Ltd.	17,628	107,766
†Synlait Milk Ltd.	5,619	4,816
Tourism Holdings Ltd.	5,450	12,086
TOWER Ltd.	23,715	8,812
Vector Ltd.	4,460	10,559
†Vista Group International Ltd.	10,648	9,190
Warehouse Group Ltd.	6,110	6,335
†Xero Ltd.	744	53,781
		1,620,214
Norway–0.85%
ABG Sundal Collier Holding ASA	35,090	16,894
†Adevinta ASA	5,429	53,749
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
AF Gruppen ASA	1,402	$16,331
†Akastor ASA	6,130	6,797
Aker ASA Class A	331	20,408
†Aker BioMarine ASA	1,763	6,477
Aker BP ASA	9,163	253,560
†Aker Carbon Capture ASA	4,619	4,892
Aker Solutions ASA	13,328	53,827
†AMSC ASA	4,751	18,299
†Atea ASA	6,074	75,864
Austevoll Seafood ASA	3,325	23,391
Avance Gas Holding Ltd.	3,582	38,510
Bakkafrost P	535	27,384
Belships ASA	13,155	22,186
†BLUENORD ASA	1,745	84,667
Bonheur ASA	1,345	28,166
Borregaard ASA	3,491	51,565
Bouvet ASA	3,710	19,666
†BW Energy Ltd.	2,222	5,681
BW Offshore Ltd.	8,430	19,387
†Cloudberry Clean Energy ASA	18,751	18,757
†Crayon Group Holding ASA	2,065	12,799
DNB Bank ASA	12,986	261,744
DNO ASA	52,313	51,694
Elkem ASA	27,481	55,699
Elopak ASA	4,472	9,093
Equinor ASA	21,165	694,805
Europris ASA	12,413	69,337
Frontline PLC	6,209	114,351
Gjensidige Forsikring ASA	2,038	30,008
Golden Ocean Group Ltd.	8,688	68,502
Grieg Seafood ASA	2,256	16,493
†Hexagon Composites ASA	6,210	15,919
†Hexagon Purus ASA	2,131	2,769
Hoegh Autoliners ASA	2,064	14,858
†Kahoot! ASA	15,708	51,060
Kid ASA	946	7,809
Kitron ASA	5,845	19,371
†Kongsberg Automotive ASA	79,968	16,746
Kongsberg Gruppen ASA	886	36,544
Leroy Seafood Group ASA	7,631	32,017
†LINK Mobility Group Holding ASA	7,989	9,605
Medistim ASA	229	4,560
†Morrow Bank ASA	13,708	4,793
Mowi ASA	4,887	86,600
MPC Container Ships ASA	13,453	21,928
†NEL ASA	12,155	9,538
†Nordic Semiconductor ASA	4,536	47,092
Norsk Hydro ASA	28,068	176,333
Norske Skog ASA	2,906	12,617
†Norwegian Air Shuttle ASA	19,708	15,738
†NRC Group ASA	7,481	8,085
Odfjell Drilling Ltd.	10,099	35,735
LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Odfjell SE Class A	1,261	$11,364
OKEA ASA	5,631	20,088
Orkla ASA	6,595	49,312
†Otello Corp. ASA	3,565	2,613
Pareto Bank ASA	2,045	10,286
†Pexip Holding ASA	6,539	11,126
†PGS ASA	58,875	51,573
Protector Forsikring ASA	2,334	37,967
Salmar ASA	683	34,697
Sandnes Sparebank	1,014	7,906
†SATS ASA	6,805	7,609
Scatec ASA	7,755	45,675
Schibsted ASA Class A	1,749	39,389
Schibsted ASA Class B	3,016	62,933
†Self Storage Group ASA	3,198	11,779
Selvaag Bolig ASA	3,629	9,635
†Siem Offshore, Inc.	8,784	23,527
Sparebank 1 Oestlandet	1,833	22,860
SpareBank 1 Sorost-Norge	3,572	17,031
SpareBank 1 SR-Bank ASA	7,487	85,882
Sparebanken More	3,012	21,823
Stolt-Nielsen Ltd.	1,310	37,965
Storebrand ASA	21,105	171,971
Telenor ASA	8,136	92,414
TGS ASA	7,420	101,693
TOMRA Systems ASA	2,960	33,802
Var Energi ASA	4,938	14,412
Veidekke ASA	7,146	65,203
Wallenius Wilhelmsen ASA	6,016	47,581
†XXL ASA	41,205	2,381
Yara International ASA	4,019	152,281
		4,185,478
Philippines–0.01%
Del Monte Pacific Ltd.	48,800	5,783
†TELUS International CDA, Inc.	3,104	23,653
		29,436
Poland–0.02%
†InPost SA	8,666	100,783
		100,783
Portugal–0.32%
Altri SGPS SA	6,939	31,443
†Banco Comercial Portugues SA Class R	698,928	192,420
Corticeira Amorim SGPS SA	735	7,561
CTT-Correios de Portugal SA	4,552	16,724
EDP - Energias de Portugal SA	39,725	165,309
EDP Renovaveis SA	4,961	81,376
Galp Energia SGPS SA	45,799	679,831
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
†Greenvolt-Energias Renovaveis SA	2,443	$13,779
Jeronimo Martins SGPS SA	6,392	143,674
Mota-Engil SGPS SA	7,497	27,147
Navigator Co. SA	16,490	62,205
NOS SGPS SA	20,804	76,587
REN - Redes Energeticas Nacionais SGPS SA	15,882	40,635
Sonae SGPS SA	61,884	60,193
		1,598,884
Singapore–1.10%
AEM Holdings Ltd.	20,400	51,336
Aztech Global Ltd.	15,800	9,304
†Banyan Tree Holdings Ltd.	48,800	13,922
†Best World International Ltd.	5,336	6,558
Bukit Sembawang Estates Ltd.	10,600	29,931
BW LPG Ltd.	9,135	115,035
CapitaLand Investment Ltd.	35,000	79,371
China Aviation Oil Singapore Corp. Ltd.	34,700	22,338
China Sunsine Chemical Holdings Ltd.	31,000	9,298
City Developments Ltd.	32,300	156,184
ComfortDelGro Corp. Ltd.	109,800	104,418
†COSCO SHIPPING International Singapore Co. Ltd.	91,400	8,425
CSE Global Ltd.	16,400	5,459
DBS Group Holdings Ltd.	30,895	760,284
Delfi Ltd.	22,000	20,439
DFI Retail Group Holdings Ltd.	24,600	65,436
Dyna-Mac Holdings Ltd.	55,100	16,324
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	16,344
First Resources Ltd.	41,400	46,336
Food Empire Holdings Ltd.	18,200	14,778
Frasers Property Ltd.	33,300	20,340
Frencken Group Ltd.	21,400	17,533
Fu Yu Corp. Ltd.	30,400	2,935
Genting Singapore Ltd.	123,100	76,093
Geo Energy Resources Ltd.	109,100	23,145
Golden Agri-Resources Ltd.	512,000	99,254
Great Eastern Holdings Ltd.	2,900	38,292
GuocoLand Ltd.	27,500	30,779
Hafnia Ltd.	7,521	46,792
Ho Bee Land Ltd.	12,200	16,243
Hong Fok Corp. Ltd.	19,800	13,108
Hong Leong Asia Ltd.	17,600	8,240
LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Hotel Grand Central Ltd.	19,945	$12,402
Hour Glass Ltd.	21,300	30,228
Hutchison Port Holdings Trust	478,100	82,233
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	26,675
Indofood Agri Resources Ltd.	26,500	5,816
Japfa Ltd.	41,800	6,574
Keppel Corp. Ltd.	33,400	166,145
Keppel Infrastructure Trust	193,846	65,939
=†Midas Holdings Ltd.	143,100	0
†Mm2 Asia Ltd.	118,600	3,470
Nanofilm Technologies International Ltd.	17,800	12,240
Netlink NBN Trust	101,100	62,124
Olam Group Ltd.	52,900	40,633
OUE Ltd.	20,900	15,900
Oversea-Chinese Banking Corp. Ltd.	47,913	448,987
Oxley Holdings Ltd.	104,878	8,209
Propnex Ltd.	16,800	10,815
Q&M Dental Group Singapore Ltd.	30,500	5,913
QAF Ltd.	12,400	7,438
Raffles Medical Group Ltd.	63,213	57,803
†SATS Ltd.	15,611	29,692
SBS Transit Ltd.	4,800	9,235
†Seatrium Ltd.	1,821,740	178,576
Sembcorp Industries Ltd.	75,500	281,123
Sheng Siong Group Ltd.	38,200	42,475
SIA Engineering Co. Ltd.	9,600	16,784
SIIC Environment Holdings Ltd.	68,260	9,937
Silverlake Axis Ltd.	35,500	6,882
Sinarmas Land Ltd.	50,600	6,922
Singapore Airlines Ltd.	39,650	187,373
Singapore Exchange Ltd.	41,000	292,429
Singapore Land Group Ltd.	14,500	21,745
Singapore Technologies Engineering Ltd.	49,000	140,154
Singapore Telecommunications Ltd.	29,300	51,870
Stamford Land Corp. Ltd.	89,838	24,973
StarHub Ltd.	49,400	40,113
Thomson Medical Group Ltd.	181,300	7,560
Tuan Sing Holdings Ltd.	55,645	11,805
UMS Holdings Ltd.	34,531	32,839
United Overseas Bank Ltd.	24,162	503,743
UOB-Kay Hian Holdings Ltd.	41,330	42,630
UOL Group Ltd.	22,100	103,791
Venture Corp. Ltd.	17,100	154,738
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Vicom Ltd.	4,200	$4,547
Wilmar International Ltd.	67,000	182,816
Wing Tai Holdings Ltd.	34,200	35,026
		5,433,596
South Africa–0.00%
†Petra Diamonds Ltd.	9,008	7,529
		7,529
Spain–2.55%
Acciona SA	1,767	225,487
Acerinox SA	15,721	152,315
ACS Actividades de Construccion y Servicios SA	10,051	362,042
Aedas Homes SA	568	9,716
Aena SME SA	1,816	273,787
Almirall SA	4,210	42,819
Amadeus IT Group SA	9,638	583,670
†Amper SA	80,575	9,405
Applus Services SA	8,262	86,476
Atresmedia Corp. de Medios de Comunicacion SA	9,361	36,223
Banco Bilbao Vizcaya Argentaria SA	107,103	873,039
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	799,969
Banco de Sabadell SA	427,409	497,292
Banco Santander SA	260,971	998,386
Bankinter SA	43,035	274,994
CaixaBank SA	82,541	330,391
†Cellnex Telecom SA	3,796	132,319
Cia de Distribucion Integral Logista Holdings SA	4,601	117,719
CIE Automotive SA	3,832	103,877
Construcciones y Auxiliar de Ferrocarriles SA	1,158	36,239
†Distribuidora Internacional de Alimentacion SA	883,558	12,424
Ebro Foods SA	4,342	72,990
†eDreams ODIGEO SA	3,178	21,672
Elecnor SA	2,740	42,729
Enagas SA	15,887	263,370
Ence Energia y Celulosa SA	6,937	23,279
Endesa SA	10,378	211,488
Ercros SA	10,000	31,823
Faes Farma SA	24,429	82,648
Fluidra SA	4,713	96,517
Fomento de Construcciones y Contratas SA	2,477	31,216
Gestamp Automocion SA	15,571	65,027
LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Global Dominion Access SA	7,450	$26,386
†Grifols SA	10,130	131,679
Grupo Catalana Occidente SA	2,582	83,260
Iberdrola SA	48,000	537,675
Iberpapel Gestion SA	881	15,508
Indra Sistemas SA	10,647	154,215
Industria de Diseno Textil SA	15,125	564,319
Laboratorios Farmaceuticos Rovi SA	1,704	92,510
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	27,543
Mapfre SA	89,119	181,847
†Melia Hotels International SA	10,355	63,005
Miquel y Costas & Miquel SA	1,868	21,645
Naturgy Energy Group SA	3,078	83,829
†Neinor Homes SA	1,873	18,674
†Obrascon Huarte Lain SA	17,936	7,866
Pharma Mar SA	742	25,197
†Promotora de Informaciones SA Class A	23,606	9,134
Prosegur Cash SA	15,085	9,394
Prosegur Compania de Seguridad SA	21,566	34,794
Realia Business SA	11,794	13,217
Redeia Corp. SA	16,123	253,901
Repsol SA	89,379	1,471,302
Sacyr SA	35,213	103,571
†Solaria Energia y Medio Ambiente SA	6,187	95,829
†Tecnicas Reunidas SA	856	8,362
Telefonica SA	279,650	1,143,613
Telefonica SA ADR	9,712	39,528
Tubacex SA	8,167	26,249
Unicaja Banco SA	109,754	118,242
Vidrala SA	1,258	109,328
Viscofan SA	2,727	166,644
		12,539,614
Sweden–2.56%
AAK AB	2,626	47,350
AcadeMedia AB	8,341	35,698
AddLife AB Class B	4,272	25,318
Addnode Group AB Class B	5,512	33,676
AddTech AB Class B	8,076	129,505
AFRY AB	4,672	54,907
Alfa Laval AB	2,303	79,215
Alimak Group AB	5,120	31,211
Alleima AB	4,855	25,489
Alligo AB Class B	927	8,688
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Ambea AB	5,279	$16,708
†Annehem Fastigheter AB Class B	2,992	4,606
AQ Group AB	373	14,185
Arjo AB Class B	13,896	53,826
Assa Abloy AB Class B	4,869	106,154
Atlas Copco AB Class A	36,742	495,193
Atlas Copco AB Class B	20,952	245,850
Atrium Ljungberg AB Class B	1,884	30,712
†Attendo AB	8,480	22,043
Avanza Bank Holding AB	6,020	104,360
Axfood AB	3,690	84,570
BE Group AB	1,666	13,129
Beijer Alma AB	3,471	59,473
Beijer Ref AB	5,248	55,479
Bergman & Beving AB	2,044	29,410
†Besqab AB	2,583	6,336
†Betsson AB Class B	9,414	103,570
Bilia AB Class A	7,797	76,004
Billerud Aktiebolag	8,553	79,341
BioGaia AB Class B	1,227	11,309
Biotage AB	2,689	26,433
Bjorn Borg AB	2,586	8,568
Boliden AB	13,195	379,767
Bonava AB Class B	6,842	11,398
Bravida Holding AB	10,775	79,489
Bufab AB	2,273	57,379
Bulten AB	815	5,199
†Byggmax Group AB	4,180	11,279
†Camurus AB	975	27,736
Castellum AB	8,026	81,799
Catena AB	1,422	49,458
Cellavision AB	841	11,823
Clas Ohlson AB Class B	3,191	34,201
Cloetta AB Class B	16,221	27,110
Concentric AB	2,269	33,976
Coor Service Management Holding AB	6,389	25,964
Corem Property Group AB Class B	20,233	11,213
CTT Systems AB	561	11,348
Dios Fastigheter AB	3,818	21,789
Dometic Group AB	18,128	114,918
Duni AB	3,070	27,228
†Dustin Group AB	4,792	8,877
Eastnine AB	1,862	26,723
Elanders AB Class B	1,811	16,211
†Electrolux AB Class B	9,837	101,786
Electrolux Professional AB Class B	11,611	59,992
Elekta AB Class B	15,375	104,728
†Eltel AB	11,132	6,969
†Enea AB	1,287	5,560
Ependion AB	1,878	20,180
LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Epiroc AB Class A	10,326	$196,586
Epiroc AB Class B	5,327	85,423
Essity AB Class A	759	16,430
Essity AB Class B	6,915	149,306
Evolution AB	2,052	207,800
Fabege AB	4,072	32,545
Fagerhult Group AB	6,695	31,436
†Fastighets AB Balder Class B	7,896	35,630
†Fastighets AB Trianon Class B	1,416	2,054
FastPartner AB Class A	1,287	5,012
Ferronordic AB	578	3,597
Fortnox AB	12,538	67,019
G5 Entertainment AB	477	6,898
GARO AB	962	3,355
Getinge AB Class B	4,677	82,491
Granges AB	9,560	90,126
H & M Hennes & Mauritz AB Class B	16,057	228,476
Hanza AB	2,312	14,326
Heba Fastighets AB Class B	1,368	2,999
Hemnet Group AB	2,072	36,583
Hexagon AB Class B	12,616	107,828
Hexatronic Group AB	10,753	43,797
Hexpol AB	9,536	84,794
HMS Networks AB	2,098	76,811
Holmen AB Class B	1,974	76,932
Hufvudstaden AB Class A	3,015	33,391
†Humana AB	3,911	9,522
Husqvarna AB Class A	1,491	11,450
Husqvarna AB Class B	13,746	105,358
Indutrade AB	6,442	119,517
Instalco AB	8,466	25,184
Intrum AB	4,424	25,915
INVISIO AB	839	15,190
Inwido AB	6,076	61,174
ITAB Shop Concept AB	1,500	1,236
JM AB	3,305	44,861
Kabe Group AB Class B	418	10,483
†Karnov Group AB	3,802	16,808
Kindred Group PLC SDR	17,043	155,805
KNOW IT AB	1,633	18,952
Lagercrantz Group AB Class B	11,514	116,978
Lifco AB Class B	5,381	94,538
Lime Technologies AB	395	9,472
Lindab International AB	6,964	101,985
Loomis AB	6,231	168,015
†Medcap AB	410	10,076
Medicover AB Class B	2,085	27,423
MEKO AB	2,222	19,311
†Midsona AB Class B	1,338	857
MIPS AB	1,818	61,701
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Modern Times Group MTG AB Class B	6,589	$44,568
Momentum Group AB	927	8,400
Munters Group AB	4,974	63,964
Mycronic AB	3,321	68,696
NCAB Group AB	7,542	37,173
NCC AB Class B	8,244	89,340
Nederman Holding AB	1,654	28,310
†Net Insight AB Class B	38,456	14,657
New Wave Group AB Class B	10,196	71,074
Nibe Industrier AB Class B	5,130	33,713
†Nobia AB	10,077	7,526
Nokian Renkaat Oyj	10,096	79,500
Nolato AB Class B	16,770	68,796
Nordic Waterproofing Holding AB	2,580	38,397
Nordnet AB publ	5,692	75,230
†Note AB	1,549	22,344
NP3 Fastigheter AB	753	10,903
Nyfosa AB	5,432	29,234
OEM International AB Class B	3,426	23,173
†Orron Energy ab	2,834	1,896
†Ovzon AB	1,833	3,758
†OX2 AB	2,332	11,099
Peab AB Class B	14,960	61,590
Platzer Fastigheter Holding AB Class B	4,133	25,421
Pricer AB Class B	11,063	8,192
Proact IT Group AB	2,340	16,470
Probi AB	234	4,134
Ratos AB Class B	17,331	51,745
†RaySearch Laboratories AB	882	6,692
Rejlers AB	587	6,313
Resurs Holding AB	8,813	19,004
Rottneros AB	7,980	7,888
Saab AB Class B	1,118	56,977
Sagax AB Class B	2,873	54,827
Samhallsbyggnadsbolaget i Norden AB	23,162	8,476
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	3,365
Sandvik AB	15,425	284,625
Scandi Standard AB	5,314	25,341
†Scandic Hotels Group AB	8,740	29,726
†Sdiptech AB Class B	422	8,552
†Sectra AB Class B	6,541	77,470
Securitas AB Class B	19,209	152,363
†Sensys Gatso Group AB	1,884	10,855
†Sinch AB	19,255	33,852
Skandinaviska Enskilda Banken AB Class A	26,850	321,078
Skanska AB Class B	11,350	186,993
LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
SKF AB Class A	1,577	$26,299
SKF AB Class B	10,336	172,321
SkiStar AB	2,334	23,884
Solid Forsakring AB	881	4,774
SSAB AB Class A	13,409	75,725
SSAB AB Class B	47,966	263,896
†Stendorren Fastigheter AB	889	11,213
†Stillfront Group AB	48,955	71,670
Svenska Cellulosa AB SCA Class A	1,121	15,391
Svenska Cellulosa AB SCA Class B	9,378	128,710
Svenska Handelsbanken AB Class A	19,294	172,286
Svenska Handelsbanken AB Class B	1,909	20,164
Sweco AB Class B	6,900	64,544
Swedbank AB Class A	9,886	182,147
†Swedish Orphan Biovitrum AB	3,114	63,673
Systemair AB	5,564	34,986
Tele2 AB Class B	26,342	201,756
Telefonaktiebolaget LM Ericsson Class A	2,154	10,804
Telefonaktiebolaget LM Ericsson Class B	74,009	361,254
Telia Co. AB	104,789	216,473
†Tethys Oil AB	1,814	9,119
†TF Bank AB	714	9,737
Thule Group AB	3,991	104,802
Trelleborg AB Class B	6,807	169,590
Troax Group AB	3,047	43,228
VBG Group AB Class B	1,159	20,325
†Viaplay Group AB Class B	2,319	7,446
Vitec Software Group AB Class B	1,204	56,588
Vitrolife AB	3,026	40,714
Volati AB	837	6,627
Volvo AB Class A	7,400	154,021
Volvo AB Class B	48,270	996,720
†Volvo Car AB Class B	15,556	63,274
Wallenstam AB Class B	5,579	18,700
Wihlborgs Fastigheter AB	9,872	69,078
		12,631,511
Switzerland–8.32%
ABB Ltd.	27,275	977,353
Accelleron Industries AG	4,597	119,627
Adecco Group AG	12,474	514,577
Alcon, Inc.	12,774	986,346
Allreal Holding AG	1,177	187,734
ALSO Holding AG	544	136,988
†Aluflexpack AG	1,925	25,236
†ams-OSRAM AG	20,315	95,788
APG SGA SA	98	19,271
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Arbonia AG	5,155	$47,250
†Aryzta AG	71,951	123,252
Ascom Holding AG	1,382	15,702
†Autoneum Holding AG	313	40,760
Baloise Holding AG	3,626	526,460
Banque Cantonale de Geneve	199	47,176
Banque Cantonale Vaudoise	2,070	217,210
Barry Callebaut AG	165	262,817
†Basilea Pharmaceutica AG	729	32,653
Bell Food Group AG	177	52,790
Bellevue Group AG	933	21,099
Berner Kantonalbank AG	447	117,689
BKW AG	1,119	197,431
Bossard Holding AG Class A	510	111,990
Bucher Industries AG	517	198,023
Burckhardt Compression Holding AG	258	140,789
Burkhalter Holding AG	316	30,276
Bystronic AG	97	60,297
Calida Holding AG	290	9,584
Carlo Gavazzi Holding AG	46	16,986
Cembra Money Bank AG	2,651	180,431
Chocoladefabriken Lindt & Spruengli AG	1	109,685
†Cicor Technologies Ltd.	245	12,045
Cie Financiere Richemont SA Class A	6,804	832,521
Cie Financiere Tradition SA	108	13,746
Clariant AG	21,439	339,614
Coca-Cola HBC AG	4,594	126,060
Coltene Holding AG	332	24,120
Comet Holding AG	484	108,078
Daetwyler Holding AG	538	103,209
DKSH Holding AG	2,900	196,586
Dormakaba Holding AG	215	105,932
DSM-Firmenich AG	3,790	321,079
†Dufry AG	6,405	244,277
EFG International AG	9,157	104,040
Emmi AG	169	159,519
EMS-Chemie Holding AG	89	60,575
Energiedienst Holding AG	556	25,815
Feintool International Holding AG	837	19,294
Fenix Outdoor International AG	263	16,032
Flughafen Zurich AG	1,637	312,610
Forbo Holding AG	87	106,261
Galenica AG	4,335	320,857
†GAM Holding AG	14,490	7,163
Geberit AG	981	491,920
Georg Fischer AG	6,060	341,945
LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Givaudan SA	150	$490,632
Glencore PLC	352,715	2,022,203
†Gurit Holding AG Class BR	240	24,358
Helvetia Holding AG	2,865	401,886
†HOCHDORF Holding AG	78	1,926
Holcim AG	13,361	857,988
Huber & Suhner AG	1,300	94,019
Hypothekarbank Lenzburg AG	7	31,813
Implenia AG	1,019	33,453
†Ina Invest Holding AG	203	3,770
Inficon Holding AG	151	184,430
Interroll Holding AG	41	112,427
Intershop Holding AG	54	35,750
Investis Holding SA	307	31,191
Julius Baer Group Ltd.	13,400	861,664
Jungfraubahn Holding AG	551	95,470
Kardex Holding AG	449	98,350
Komax Holding AG	334	76,991
†Kudelski SA	1,531	2,676
Kuehne & Nagel International AG	1,883	536,913
Landis+Gyr Group AG	1,668	120,815
LEM Holding SA	42	93,833
Liechtensteinische Landesbank AG	961	68,767
Logitech International SA	9,575	660,569
Lonza Group AG	1,316	611,886
Luzerner Kantonalbank AG	1,656	134,962
Medacta Group SA	449	56,803
Medmix AG	1,270	32,258
Metall Zug AG Class B	22	34,369
Mobilezone Holding AG	3,672	54,878
Mobimo Holding AG	595	159,581
Nestle SA	41,121	4,660,395
Novartis AG	17,714	1,816,587
Novartis AG ADR	15,358	1,564,366
Novavest Real Estate AG	237	9,450
OC Oerlikon Corp. AG	14,129	60,075
†Orascom Development Holding AG	824	5,131
Orior AG	492	39,184
Partners Group Holding AG	650	734,610
†Peach Property Group AG	389	5,661
†Phoenix Mecano AG	34	13,372
Plazza AG Class A	93	30,379
PSP Swiss Property AG	2,046	241,850
Rieter Holding AG	353	32,857
Roche Holding AG	10,477	2,875,133
Romande Energie Holding SA	625	38,237
Schaffner Holding AG	33	17,810
Schindler Holding AG	715	138,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Schweiter Technologies AG	88	$56,241
†Sensirion Holding AG	798	63,990
SFS Group AG	1,485	162,557
SGS SA	4,750	399,678
Siegfried Holding AG	367	314,537
†Siemens Energy AG	15,490	202,745
SIG Group AG	16,180	400,191
Sika AG	764	194,558
Softwareone Holding AG	7,974	158,112
Sonova Holding AG	1,791	425,958
St Galler Kantonalbank AG	243	132,603
Stadler Rail AG	1,390	54,303
STMicroelectronics NV	14,806	641,565
Straumann Holding AG	1,796	229,957
Sulzer AG	1,270	121,610
Swatch Group AG	2,899	358,959
Swiss Life Holding AG	969	605,102
Swiss Prime Site AG	6,112	560,553
Swiss Re AG	7,071	728,614
†Swiss Steel Holding AG	99,178	11,702
Swisscom AG	1,323	786,559
Swissquote Group Holding SA	868	158,930
Temenos AG	4,312	303,468
TX Group AG	202	20,413
u-blox Holding AG	564	47,999
†UBS Group AG	44,463	1,098,027
Valiant Holding AG	1,418	147,013
VAT Group AG	1,280	460,064
Vaudoise Assurances Holding SA	70	33,725
Vetropack Holding AG	950	41,981
Vontobel Holding AG	2,352	140,295
VP Bank AG Class A	349	33,552
†V-ZUG Holding AG	220	15,190
Walliser Kantonalbank	94	11,707
Warteck Invest AG	8	16,868
Ypsomed Holding AG	215	63,301
Zehnder Group AG	646	37,969
Zug Estates Holding AG Class B	24	41,820
Zuger Kantonalbank AG	9	76,299
Zurich Insurance Group AG	2,797	1,283,683
		40,968,796
Taiwan–0.00%
†FIT Hon Teng Ltd.	117,000	15,240
		15,240
United Arab Emirates–0.01%
†Borr Drilling Ltd.	2,631	18,680
=†NMC Health PLC	2,337	0
LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
†Shelf Drilling Ltd.	6,266	$21,967
		40,647
United Kingdom–11.92%
4imprint Group PLC	2,541	162,764
†888 Holdings PLC	14,760	18,045
†Accesso Technology Group PLC	1,549	11,737
Admiral Group PLC	8,520	247,095
AG Barr PLC	6,257	37,484
Airtel Africa PLC	62,037	95,068
AJ Bell PLC	20,836	69,758
Alfa Financial Software Holdings PLC	4,940	11,120
Allfunds Group PLC	10,164	56,308
Alliance Pharma PLC	27,699	15,985
Anglo American PLC	18,276	505,174
†Ascential PLC	18,868	48,114
Ashmore Group PLC	20,103	46,063
Ashtead Group PLC	11,513	702,631
†ASOS PLC	2,441	11,451
Associated British Foods PLC	8,573	216,311
†Aston Martin Lagonda Global Holdings PLC	7,485	26,101
AstraZeneca PLC	251	33,999
AstraZeneca PLC ADR	25,133	1,702,007
Auto Trader Group PLC	44,810	337,658
Aviva PLC	80,505	382,878
Avon Rubber PLC	1,962	14,794
B&M European Value Retail SA	48,122	344,297
†Babcock International Group PLC	42,799	215,874
BAE Systems PLC	19,509	237,506
Bakkavor Group PLC	16,224	18,964
Balfour Beatty PLC	46,572	182,400
Bank of Georgia Group PLC	3,870	174,234
Barclays PLC	289,426	561,263
Barclays PLC ADR	25,960	202,228
Barratt Developments PLC	58,404	314,322
Beazley PLC	20,261	136,828
Begbies Traynor Group PLC	6,705	9,162
Bellway PLC	10,220	284,802
Berkeley Group Holdings PLC	5,368	268,988
Bloomsbury Publishing PLC	5,977	29,243
Bodycote PLC	13,509	107,547
†Boohoo Group PLC	35,966	13,858
BP PLC	284,253	1,842,986
BP PLC ADR	49,288	1,908,431
=Braemar PLC	3,535	10,049
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Breedon Group PLC	10,088	$40,495
British American Tobacco PLC	24,554	772,026
British American Tobacco PLC ADR	4,745	149,040
Britvic PLC	20,631	219,499
BT Group PLC	477,604	680,040
Bunzl PLC	4,747	169,469
Burberry Group PLC	11,379	264,967
Bytes Technology Group PLC	15,877	96,625
Camellia PLC	76	4,182
†Capita PLC	105,348	21,877
Capricorn Energy PLC	22,556	47,831
†Card Factory PLC	28,435	35,040
†Carnival PLC	1,149	13,985
†Carnival PLC ADR	2,117	25,933
Carr's Group PLC	4,050	6,523
†Cazoo Group Ltd.	155	85
Central Asia Metals PLC	13,232	30,351
Centrica PLC	397,544	749,150
Chemring Group PLC	20,014	67,763
Chesnara PLC	13,328	44,719
Clarkson PLC	579	19,321
Close Brothers Group PLC	12,123	131,051
CMC Markets PLC	11,645	14,947
Coats Group PLC	84,286	75,380
Coca-Cola Europacific Partners PLC	5,883	368,834
Compass Group PLC	13,557	330,818
Computacenter PLC	6,315	194,935
ConvaTec Group PLC	44,821	119,106
Costain Group PLC	7,704	5,339
Cranswick PLC	2,938	127,327
Crest Nicholson Holdings PLC	28,366	60,116
Croda International PLC	2,019	121,075
Currys PLC	84,982	50,184
CVS Group PLC	4,289	85,350
†De La Rue PLC	5,613	4,246
†Deliveroo PLC	23,041	33,622
DFS Furniture PLC	17,021	22,512
Diageo PLC	15,003	555,379
Diageo PLC ADR	4,469	666,685
Diploma PLC	2,649	97,091
†Direct Line Insurance Group PLC	100,129	210,372
DiscoverIE Group PLC	4,227	34,967
Diversified Energy Co. PLC	15,850	15,597
Domino's Pizza Group PLC	23,734	108,997
Dotdigital Group PLC	7,254	6,868
Dowlais Group PLC	58,441	76,580
Dr Martens PLC	29,668	51,148
Drax Group PLC	31,091	166,455
DS Smith PLC	92,410	323,704
LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Dunelm Group PLC	9,635	$123,434
DWF Group plc	15,197	18,468
†EasyJet PLC	15,233	79,417
EKF Diagnostics Holdings PLC	5,002	1,648
†Elementis PLC	50,751	76,906
EMIS Group PLC	3,771	88,891
Endeavour Mining PLC	10,724	210,177
Energean PLC	5,026	70,091
†EnQuest PLC	185,362	34,399
Epwin Group PLC	9,797	8,009
†Ergomed PLC	553	9,055
†Esken Ltd.	7,351	249
Essentra PLC	15,514	30,627
=†πEvraz PLC	20,000	0
Experian PLC	21,206	696,254
FDM Group Holdings PLC	7,488	47,508
†Ferrexpo PLC	6,844	6,359
Fevertree Drinks PLC	3,109	45,520
Firstgroup PLC	55,434	102,061
FLEX LNG Ltd.	1,650	49,361
Forterra PLC	15,583	28,291
Foxtons Group PLC	30,068	13,427
†Frasers Group PLC	13,998	137,571
†Frontier Developments PLC	992	2,681
Fuller Smith & Turner PLC Class A	2,606	19,014
Future PLC	2,584	28,028
Galliford Try Holdings PLC	7,192	21,367
Games Workshop Group PLC	2,676	345,109
Gamma Communications PLC	4,520	60,222
†Gem Diamonds Ltd.	5,209	960
Genel Energy Plc	15,768	15,410
Genuit Group PLC	10,895	43,800
†Georgia Capital PLC	2,757	33,100
Gooch & Housego PLC	1,112	6,716
Goodwin PLC	187	11,727
Grainger PLC	57,793	164,719
†Greencore Group PLC	40,405	37,417
Greggs PLC	10,010	298,979
GSK PLC	25,395	462,288
Gulf Keystone Petroleum Ltd.	21,757	27,183
†Gym Group PLC	10,516	14,242
H&T Group PLC	1,906	9,883
Haleon PLC	22,752	94,619
Haleon PLC ADR	14,959	124,608
Halfords Group PLC	18,444	44,624
Halma PLC	5,446	128,807
Harbour Energy PLC	18,291	57,555
Hargreaves Lansdown PLC	19,934	188,054
Harworth Group PLC	15,020	19,334
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Hays PLC	93,860	$125,054
Headlam Group PLC	2,792	7,665
Helical PLC	8,670	22,373
†Helios Towers PLC	56,888	50,946
Henry Boot PLC	9,398	22,474
Hill & Smith PLC	3,711	77,969
Hilton Food Group PLC	5,422	47,432
Hiscox Ltd.	14,388	176,426
†Hochschild Mining PLC	22,075	22,409
Hollywood Bowl Group PLC	11,183	33,770
Howden Joinery Group PLC	41,576	373,553
HSBC Holdings PLC ADR	43,094	1,700,489
HSBC Holdings PLC (London Shares)	30,517	240,121
Hunting PLC	13,315	49,630
Ibstock PLC	28,431	49,431
IMI PLC	20,054	383,656
Impax Asset Management Group PLC	5,561	31,109
Imperial Brands PLC	29,271	595,345
Inchcape PLC	24,633	227,965
†Indivior PLC	11,618	252,175
Informa PLC	29,384	269,029
IntegraFin Holdings PLC	14,064	40,702
InterContinental Hotels Group PLC	412	30,533
InterContinental Hotels Group PLC ADR	3,029	226,418
†International Consolidated Airlines Group SA	7,894	14,255
†International Distributions Services PLC	77,199	245,649
Intertek Group PLC	7,106	356,512
Investec PLC	34,320	201,706
Iomart Group PLC	7,195	14,055
†IQE PLC	58,773	12,549
ITV PLC	323,959	279,134
†IWG PLC	61,700	106,521
†J D Wetherspoon PLC	4,879	41,164
J Sainsbury PLC	116,451	359,183
†James Fisher & Sons PLC	3,307	13,234
James Halstead PLC	11,698	29,545
JD Sports Fashion PLC	100,803	184,116
JET2 PLC	4,940	65,276
†John Wood Group PLC	59,570	112,874
Johnson Matthey PLC	11,170	221,872
Johnson Service Group PLC	23,518	38,737
Jupiter Fund Management PLC	34,225	40,129
Just Group PLC	95,906	84,251
Kainos Group PLC	5,993	84,016
Keller Group PLC	6,436	58,973
LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Kier Group PLC	20,024	$28,096
†Kin & Carta PLC	6,598	6,674
Kingfisher PLC	132,096	359,893
Lancashire Holdings Ltd.	17,047	122,714
Legal & General Group PLC	155,147	421,181
†Liberty Global PLC Class A	1,294	22,153
†Liberty Global PLC Class C	3,168	58,798
Liontrust Asset Management PLC	1,626	12,042
Lloyds Banking Group PLC	725,888	392,966
Lloyds Banking Group PLC ADR	169,630	361,312
London Stock Exchange Group PLC	2,749	276,173
Lookers PLC	29,788	47,102
LSL Property Services PLC	6,396	20,290
Luceco PLC	14,452	20,454
Macfarlane Group PLC	14,596	19,322
Man Group PLC	128,131	349,403
†Marks & Spencer Group PLC	156,383	451,440
Marshalls PLC	11,365	35,054
†Marston's PLC	45,699	16,950
†McBride PLC	15,062	7,158
Me Group International PLC	14,970	28,822
Mears Group PLC	12,639	42,562
Melrose Industries PLC	58,441	334,558
†Metro Bank Holdings PLC	6,365	4,535
Midwich Group PLC	1,944	9,606
†Mitchells & Butlers PLC	24,688	68,075
Mitie Group PLC	80,923	101,499
MJ Gleeson PLC	2,085	10,634
Mobico Group PLC	43,564	47,199
Mondi PLC	19,603	328,269
Moneysupermarket.com Group PLC	35,323	104,555
Morgan Advanced Materials PLC	24,596	73,523
Morgan Sindall Group PLC	3,198	80,184
Mortgage Advice Bureau Holdings Ltd.	3,472	22,706
†Motorpoint group PLC	3,394	3,644
MP Evans Group PLC	2,058	18,832
†N Brown Group PLC	7,054	1,764
National Grid PLC	6,106	73,009
National Grid PLC ADR	5,177	313,882
NatWest Group PLC	92,652	266,446
NatWest Group PLC ADR	33,187	193,480
NCC Group PLC	15,754	22,681
Next 15 Group PLC	4,840	37,853
Next PLC	3,812	339,339
Nichols PLC	578	7,158
Norcros PLC	5,059	9,413
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Numis Corp. PLC	6,867	$28,654
†Ocado Group PLC	2,911	21,324
Odfjell Technology Ltd.	1,683	8,481
†On the Beach Group PLC	10,599	13,682
OSB Group PLC	32,094	128,203
Oxford Instruments PLC	3,404	90,540
Pagegroup PLC	30,187	154,396
Pan African Resources PLC	117,245	20,571
PayPoint PLC	4,583	29,245
Pearson PLC	19,586	207,521
Pearson PLC ADR	512	5,396
†Pendragon PLC	139,742	56,776
Pennon Group PLC	12,046	86,126
Persimmon PLC	17,817	234,233
†Petrofac Ltd.	13,925	12,921
Pets at Home Group PLC	41,674	170,234
Pharos Energy PLC	14,884	4,140
Phoenix Group Holdings PLC	35,739	210,264
†Playtech PLC	19,897	109,729
Polar Capital Holdings PLC	4,376	24,827
Porvair PLC	1,608	11,379
PPHE Hotel Group Ltd.	770	9,958
Premier Foods PLC	53,193	77,881
Prudential PLC ADR	3,239	70,999
PZ Cussons PLC	17,088	29,522
QinetiQ Group PLC	33,003	128,371
†Rank Group PLC	8,180	8,354
Reach PLC	25,344	26,392
Reckitt Benckiser Group PLC	10,691	755,775
Redde Northgate PLC	22,698	93,605
Redrow PLC	25,611	154,615
RELX PLC	8,237	279,003
RELX PLC ADR	17,341	584,392
Renew Holdings PLC	2,294	19,956
†Renewi PLC	5,538	49,596
Renishaw PLC	1,586	68,153
Rentokil Initial PLC	32,262	240,192
†Restaurant Group PLC	41,294	25,695
Ricardo PLC	2,769	16,859
Rightmove PLC	33,528	229,982
Rio Tinto PLC	12,483	788,026
Rio Tinto PLC ADR	7,233	460,308
Robert Walters PLC	3,858	19,676
†Rolls-Royce Holdings PLC	140,122	377,657
Rotork PLC	43,440	165,682
RS Group PLC	16,582	148,784
RWS Holdings PLC	5,347	15,644
Sabre Insurance Group PLC	12,837	23,713
†Saga PLC	13,212	19,989
Sage Group PLC	11,769	142,014
LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Savannah Energy PLC	28,585	$6,735
Savills PLC	12,100	127,776
Schroders PLC	26,763	132,965
Senior PLC	33,287	66,200
Serco Group PLC	95,919	174,376
Serica Energy PLC	15,438	46,864
Severfield PLC	10,593	8,013
Severn Trent PLC	8,839	255,053
Shell PLC	58,563	1,862,058
Shell PLC ADR	71,180	4,582,568
†SIG PLC	58,377	25,677
Smart Metering Systems PLC	5,485	41,626
Smith & Nephew PLC	7,796	97,307
Smith & Nephew PLC ADR	1,774	43,942
Smiths Group PLC	8,823	174,338
Softcat PLC	8,387	149,299
Spectris PLC	3,913	162,038
Speedy Hire PLC	45,398	17,697
Spirax-Sarco Engineering PLC	913	106,115
Spire Healthcare Group PLC	26,170	74,557
Spirent Communications PLC	35,761	60,212
SSE PLC	13,617	267,487
†SSP Group PLC	37,225	92,017
St. James's Place PLC	17,468	177,364
†Staffline Group PLC	10,355	3,380
Standard Chartered PLC	69,090	638,969
SThree PLC	11,172	50,980
=†Studio Retail Group PLC	3,000	0
STV Group PLC	2,471	5,442
Subsea 7 SA	8,064	111,122
†Superdry PLC	2,865	1,521
†Synthomer PLC	1,191	3,371
Tate & Lyle PLC	21,159	176,969
Tatton Asset Management PLC	5,219	31,202
Taylor Wimpey PLC	214,625	307,166
Telecom Plus PLC	4,472	81,299
Tesco PLC	188,088	606,302
†THG PLC	19,334	16,475
TI Fluid Systems PLC	14,153	21,274
Topps Tiles PLC	15,052	8,889
TORM PLC Class A	3,804	103,155
TP ICAP Group PLC	56,555	117,374
TT Electronics PLC	12,612	26,159
†Tullow Oil PLC	65,046	27,253
Tyman PLC	15,851	55,892
Unilever PLC	32,888	1,625,847
United Utilities Group PLC	19,775	228,777
Vanquis Banking Group PLC	16,016	24,622
Vertu Motors PLC	36,292	33,077
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vesuvius PLC	14,492	$76,774
Victrex PLC	4,142	71,004
Videndum PLC	2,446	9,833
Virgin Money U.K. PLC	101,303	208,080
Vistry Group PLC	18,196	202,473
Vodafone Group PLC	635,457	595,602
Vodafone Group PLC ADR	18,239	172,906
Volex PLC	4,294	16,477
Volution Group PLC	3,468	15,309
Vp PLC	1,013	6,520
†Watches of Switzerland Group PLC	18,564	121,177
Watkin Jones PLC	10,791	5,266
Weir Group PLC	9,625	223,302
WH Smith PLC	9,159	150,191
Whitbread PLC	9,073	383,464
Wincanton PLC	9,853	32,939
†Wise PLC Class A	2,898	24,242
WPP PLC	15,914	142,324
WPP PLC ADR	421	18,768
†Xaar PLC	886	1,989
Young & Co.'s Brewery PLC Class A	2,151	28,081
Zotefoams PLC	3,613	14,723
		58,704,810
United States–0.56%
ADTRAN Holdings, Inc.	4,117	34,978
CRH PLC	26,006	1,423,308
†Frontage Holdings Corp.	64,000	16,591
GSK PLC Sponsored ADR	23,066	836,143
Noble Corp. PLC	737	36,931
Primo Water Corp.	11,293	155,905
†REC Silicon ASA	10,625	15,893
Waste Connections, Inc.	1,854	248,992
		2,768,741
Total Common Stock (Cost $449,267,035)		486,422,257
CONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
†Dr Ing hc F Porsche AG	1,119	105,293
Total Convertible Preferred Stock (Cost $140,667)		105,293
PREFERRED STOCKS–0.45%
Germany–0.45%
Bayerische Motoren Werke AG 9.70%	1,596	148,995
Draegerwerk AG & Co. KGaA 0.45%	847	38,014
Einhell Germany AG 2.08%	64	9,608
FUCHS SE 2.91%	5,147	200,362
Henkel AG & Co. KGaA 2.75%	3,429	244,563
LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Jungheinrich AG 2.41%	4,759	$142,793
Porsche Automobil Holding SE 5.50%	3,982	196,395
Sartorius AG 0.45%	686	233,393
Schaeffler AG 8.24%	9,333	53,826
Sixt SE 10.41%	1,325	81,670
STO SE & Co. KGaA 3.89%	210	28,818
Villeroy & Boch AG 6.84%	830	15,357
Volkswagen AG 25.58%	7,239	833,765
Total Preferred Stocks (Cost $2,844,658)		2,227,559
RIGHTS–0.00%
Austria–0.00%
=†Strabag SE	1,593	0
		0
Italy–0.00%
=†Brembo SpA	9,007	0
		0
United Kingdom–0.00%
†Synthomer PLC	7,146	2,616
		2,616
Total Rights (Cost $70,264)		2,616
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	$0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Total Warrants (Cost $0)		0

MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	227,193	227,193
Total Money Market Fund (Cost $227,193)		227,193

TOTAL INVESTMENTS–99.26% (Cost $452,549,817)	488,984,918
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	3,654,072
NET ASSETS APPLICABLE TO 43,832,106 SHARES OUTSTANDING–100.00%	$492,638,990

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
EUR–Euro
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$31,014,800	$—	$27,682	$31,042,482
Austria	2,748,474	—	—	2,748,474
Belgium	5,599,152	—	—	5,599,152
Britain	213,444	—	—	213,444
Canada	52,727,695	—	—	52,727,695
Chile	109,249	—	—	109,249
China	236,263	—	—	236,263
Colombia	23,352	—	—	23,352
Denmark	13,036,511	—	—	13,036,511
Faeroe Islands	293,819	—	—	293,819
Finland	6,790,994	—	—	6,790,994
France	40,045,817	—	—	40,045,817
Georgia	84,859	—	—	84,859
Germany	31,890,392	—	—	31,890,392
Greenland	545,013	—	—	545,013
Guernsey	—	—	— *	—
Hong Kong	9,484,232	—	20,432	9,504,664
Ireland	3,686,122	—	—	3,686,122
Isle Of Man	113,681	—	—	113,681
Israel	762,291	3,520,416	—	4,282,707
Italy	11,306,062	—	—	11,306,062
Japan	112,248,161	—	207,393	112,455,554
Jersey	113,901	—	—	113,901
Jordan	228,644	—	—	228,644
Luxembourg	1,428,577	—	—	1,428,577
Macau	100,266	—	—	100,266
Malta	4,526	—	—	4,526
Mexico	51,629	—	—	51,629
Mongolia	27,215	—	—	27,215
Netherlands	17,085,914	—	—	17,085,914
New Zealand	1,620,214	—	—	1,620,214
Norway	4,185,478	—	—	4,185,478
Philippines	29,436	—	—	29,436
Poland	100,783	—	—	100,783
Portugal	1,598,884	—	—	1,598,884
Singapore	5,433,596	—	— *	5,433,596
South Africa	7,529	—	—	7,529
Spain	12,539,614	—	—	12,539,614
Sweden	12,631,511	—	—	12,631,511
Switzerland	40,968,796	—	—	40,968,796
Taiwan	15,240	—	—	15,240
United Arab Emirates	40,647	—	— *	40,647
United Kingdom	58,688,026	6,735	10,049	58,704,810
United States	2,768,741	—	—	2,768,741
Convertible Preferred Stock	105,293	—	—	105,293
Preferred Stocks	2,227,559	—	—	2,227,559
Rights	2,616	—	— *	2,616
Warrants	—	—	— *	—
Money Market Fund	227,193	—	—	227,193
Total Investments	$485,192,211	$3,527,151	$265,556	$488,984,918

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Dimensional International Core Equity Fund–50